FORM N-CSR/S


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2014


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2014





[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

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       SEMIANNUAL REPORT
       USAA INCOME FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2014

 ================================================================

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

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PRESIDENT'S MESSAGE

"IN MY OPINION, THE CONTINUATION OF
THE TAPER IS AN INDICATION THAT FED                [PHOTO OF DANIEL S. McNAMARA]
POLICYMAKERS BELIEVE THE U.S. ECONOMIC
RECOVERY IS STRENGTHENING."

--------------------------------------------------------------------------------

FEBRUARY 2014

For much of the reporting period, market sentiment was driven by the potential for -- and then the reality of -- Federal Reserve (the Fed) "tapering." The Fed had hinted during the spring of 2013 that it might start reducing its asset purchase program (also known as quantitative easing, or QE) if U.S. economic conditions improved. (In September 2012, the U.S. central bank began purchasing $85 billion of U.S. Treasury securities and mortgage-backed securities every month to push down long-term interest rates and stimulate economic growth.) The Fed also continued to reiterate its "forward guidance" -- the promise to hold short-term interest rates near zero until unemployment falls below 6.5% and inflation rises above 2.5%.

In general, equity investors seemed to like the Fed's promise of "low rates for longer" more than they disliked the prospect of the taper. Though stocks had briefly declined in response to the Fed's springtime "taper talk," they moved higher overall during the reporting period, reaching new all-time highs in mid-January 2014. In the bond market, longer-term yields -- especially in five-year, 10-year, and 30-year maturities -- rose on expectations that the Fed would begin tapering sooner rather than later. Bond prices, which move in the opposite direction of yields, declined. However, not all bonds performed the same way during the reporting period. The fixed-income market is, after all, a market of bonds and not a single bond market. It comprises different types of bonds with different maturities and risk characteristics, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities and more. While U.S. Treasury securities underperformed during the reporting period, bonds with more exposure to the U.S. economy's health (I.E., those with credit risk) outperformed.

In December, the Fed announced it would taper its QE asset purchases by $10 billion beginning in January 2014. It subsequently announced additional tapering of $10 billion in February and suggested it would continue reducing its asset purchases in $10 billion increments through the end of 2014. In my opinion, the continuation of the taper is an indication that Fed policymakers believe the U.S. economic recovery is strengthening. Indeed, near the end of the reporting period, the U.S. Department of Commerce estimated that fourth-quarter gross domestic product growth was 3.2%, which was later revised downward to 2.4% on February 28, 2014. Combined with a third-quarter

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

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growth rate of 4.1%, the U.S. economy experienced one of its strongest six-month periods in a decade during the second half of 2013.

In mid-January, stocks underwent a sell-off. According to some observers, the decline was a response to slowing global economic growth, especially in China and Brazil, as well as currency weakness in Turkey and South Africa. However, in my opinion, the predominant driver of market behavior is how investors interpret macroeconomic data and future earnings trends. Some companies that met or beat earnings expectations in the fourth-quarter 2013 have guided down forecasts for coming quarters. Downward earnings guidance feeds into the belief held by many, including USAA Asset Management Company, that it may be harder than the markets expect for U.S. companies to find the earnings growth needed to support current valuations.

Meanwhile, as stocks declined in late January, investors sought safety in U.S. Treasuries and other conservative fixed-income securities. Though yields trended down, they generally remained higher at the end of the reporting period than they were at the beginning. Higher yields mean that investors have the opportunity to reinvest at higher rates and can potentially earn more on new investments.

Nevertheless, the shift in market sentiment during January underlines the importance of diversification. Different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. I urge all investors to hold diversified portfolios directly tied to their goals, risk tolerance and time horizon. It is also a good idea to regularly reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next.

Looking ahead, I expect U.S. economic growth to continue getting stronger, albeit slowly. While some investors may believe the economy is already on a clear path to normalization, I believe the ride will be bumpier than many of us would like. Rest assured we will continue to monitor economic trends, Fed policy, geopolitical events, and other factors that could potentially affect your investments. From all of us at USAA Asset Management Company, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened. o Diversification is a technique intended to help reduce risk and does not guarantee a profit or prevent a loss. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker-dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolio of Investments                                                 15

    Notes to Portfolio of Investments                                        42

    Financial Statements                                                     48

    Notes to Financial Statements                                            51

EXPENSE EXAMPLE                                                              68

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. ALL RIGHTS RESERVED.

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

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FUND OBJECTIVE

THE USAA INCOME FUND (THE FUND) SEEKS MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund invests its assets primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company
    R. MATTHEW FREUND, CFA
    JULIANNE BASS, CFA
    BRIAN W. SMITH*, CFA, CPA

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o   HOW DID THE USAA INCOME FUND (THE FUND) PERFORM DURING THE REPORTING
    PERIOD?

    The Fund has three share classes: Fund Shares, Institutional Shares, and Adviser Shares. For the six-month reporting period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares had a total return of 2.30%, 2.37%, and 2.09%, respectively. This compares to returns of 3.05% for the Lipper A Rated Bond Funds Index and 1.78% for the Barclays U.S. Aggregate Bond Index. At the same time, the Fund Shares,
    Institutional Shares, and Adviser Shares provided a one-year dividend yield of 3.96%, 4.09%, and 3.69%, respectively, compared to 3.21% for the Lipper Corporate Debt Funds A Rated average.

    USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o   WHAT WERE MARKET CONDITIONS?

    Though progress was uneven, U.S. economic growth continued to improve during the reporting period, fueling speculation that the U.S. Federal Reserve (the Fed) would announce a reduction -- or

    *Effective December 1, 2013, Brian W. Smith co-manages the Fund.

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

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2  | USAA INCOME FUND

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                        o 10-YEAR U.S. TREASURY YIELDS o

                     [CHART OF 10-YEAR U.S. TREASURY YIELDS]

                                                                  YIELD IN PERCENT
  8/1/2013                                                             2.707%
  8/2/2013                                                             2.597
  8/5/2013                                                             2.634
  8/6/2013                                                             2.643
  8/7/2013                                                             2.600
  8/8/2013                                                             2.590
  8/9/2013                                                             2.579
 8/12/2013                                                             2.621
 8/13/2013                                                             2.720
 8/14/2013                                                             2.714
 8/15/2013                                                             2.767
 8/16/2013                                                             2.826
 8/19/2013                                                             2.881
 8/20/2013                                                             2.815
 8/21/2013                                                             2.894
 8/22/2013                                                             2.885
 8/23/2013                                                             2.815
 8/26/2013                                                             2.786
 8/27/2013                                                             2.710
 8/28/2013                                                             2.766
 8/29/2013                                                             2.763
 8/30/2013                                                             2.785
  9/3/2013                                                             2.859
  9/4/2013                                                             2.898
  9/5/2013                                                             2.995
  9/6/2013                                                             2.935
  9/9/2013                                                             2.913
 9/10/2013                                                             2.965
 9/11/2013                                                             2.913
 9/12/2013                                                             2.910
 9/13/2013                                                             2.886
 9/16/2013                                                             2.865
 9/17/2013                                                             2.848
 9/18/2013                                                             2.689
 9/19/2013                                                             2.753
 9/20/2013                                                             2.735
 9/23/2013                                                             2.701
 9/24/2013                                                             2.656
 9/25/2013                                                             2.629
 9/26/2013                                                             2.651
 9/27/2013                                                             2.625
 9/30/2013                                                             2.611
 10/1/2013                                                             2.651
 10/2/2013                                                             2.618
 10/3/2013                                                             2.605
 10/4/2013                                                             2.646
 10/7/2013                                                             2.627
 10/8/2013                                                             2.633
 10/9/2013                                                             2.664
10/10/2013                                                             2.682
10/11/2013                                                             2.688
10/15/2013                                                             2.729
10/16/2013                                                             2.664
10/17/2013                                                             2.590
10/18/2013                                                             2.579
10/21/2013                                                             2.602
10/22/2013                                                             2.513
10/23/2013                                                             2.502
10/24/2013                                                             2.521
10/25/2013                                                             2.510
10/28/2013                                                             2.524
10/29/2013                                                             2.504
10/30/2013                                                             2.539
10/31/2013                                                             2.555
 11/1/2013                                                             2.623
 11/4/2013                                                             2.604
 11/5/2013                                                             2.671
 11/6/2013                                                             2.643
 11/7/2013                                                             2.601
 11/8/2013                                                             2.749
11/12/2013                                                             2.774
11/13/2013                                                             2.700
11/14/2013                                                             2.691
11/15/2013                                                             2.704
11/18/2013                                                             2.667
11/19/2013                                                             2.708
11/20/2013                                                             2.800
11/21/2013                                                             2.785
11/22/2013                                                             2.744
11/25/2013                                                             2.729
11/26/2013                                                             2.709
11/27/2013                                                             2.738
11/29/2013                                                             2.745
 12/2/2013                                                             2.796
 12/3/2013                                                             2.783
 12/4/2013                                                             2.835
 12/5/2013                                                             2.873
 12/6/2013                                                             2.856
 12/9/2013                                                             2.840
12/10/2013                                                             2.802
12/11/2013                                                             2.854
12/12/2013                                                             2.878
12/13/2013                                                             2.866
12/16/2013                                                             2.879
12/17/2013                                                             2.836
12/18/2013                                                             2.894
12/19/2013                                                             2.930
12/20/2013                                                             2.890
12/23/2013                                                             2.928
12/24/2013                                                             2.979
12/26/2013                                                             2.991
12/27/2013                                                             3.001
12/30/2013                                                             2.971
12/31/2013                                                             3.029
  1/2/2014                                                             2.990
  1/3/2014                                                             2.996
  1/6/2014                                                             2.959
  1/7/2014                                                             2.940
  1/8/2014                                                             2.990
  1/9/2014                                                             2.966
 1/10/2014                                                             2.859
 1/13/2014                                                             2.827
 1/14/2014                                                             2.872
 1/15/2014                                                             2.892
 1/16/2014                                                             2.842
 1/17/2014                                                             2.820
 1/21/2014                                                             2.830
 1/22/2014                                                             2.866
 1/23/2014                                                             2.778
 1/24/2014                                                             2.716
 1/27/2014                                                             2.749
 1/28/2014                                                             2.750
 1/29/2014                                                             2.678
 1/30/2014                                                             2.696
 1/31/2014                                                             2.645

                                   [END CHART]

    Source: Bloomberg Finance L.P.

    "taper" -- in the pace of its monthly purchases of U.S. Treasury securities and mortgage-backed securities. Interest rates increased and bond prices (which move in the opposite direction of rates) declined on expectations of Fed tapering. The yield on a 10-year U.S. Treasury, which began the period at 2.71%, rose to nearly 3% in early September. The 10-year U.S. Treasury yield drifted down after the Fed surprised the markets during September with the announcement that it would continue the pace of its bond purchases. In October and November, the 10-year U.S. Treasury yield edged up as investors sought to divine the Fed's intentions and in response to the partial government shutdown and debt ceiling debate. After the Fed said in December it would taper its January 2014 bond purchases by $10 billion, the yield on a 10-year U.S. Treasury reached a high for the reporting period of 3.03% on December 31, 2013. The Fed subsequently announced an additional $10 billion reduction in its February bond purchases. In January, the 10-year U.S. Treasury yield trended down as a decline in stock prices sent many investors into the perceived safe haven of U.S. Treasury securities. On January 31, 2014, the yield on a 10-year U.S. Treasury stood at 2.65%.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    We sought attractive relative values across the fixed income market, seeking to maximize the Fund's income while maintaining an acceptable level of price volatility. We have always believed the Fund should be adequately compensated for any risk taken. We relied on our team of credit analysts to help us identify investment opportunities. During the reporting period, we found value in spread (non-U.S. Treasury) sectors, including commercial mortgage-backed securities (CMBS), airline enhanced equipment trust certificates, and corporate bonds. Our credit analysts continued to analyze and monitor every holding in the portfolio. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

    During the reporting period, the Fund continued to benefit from its underweight in U.S. Treasuries. It also benefited from its holdings of select junior subordinated debt, holdings in previously purchased out-of-favor industries, and municipal bonds. In addition, allocations to equities and high-yield bonds added to the Fund's returns. This performance was offset by the Fund's overweight in certain CMBS and certain financial and utility holdings.

o   WHAT IS THE OUTLOOK?

    Looking ahead, we expect the U.S. economy to continue strengthening during 2014, perhaps at a slightly faster rate than in 2013. This should allow the Fed to continue scaling back its bond-buying program, though we believe the Fed will taper gradually so as not to undermine the economic recovery. Meanwhile, we expect interest rates to continue rising at a modest pace. We will continue to look for attractive values, while also focusing on the impact of rising long-term rates. We also will continue working hard to manage against risk while striving to enhance the income your Fund provides. We believe the Fund's long-term record shows that it has provided good returns with relatively low volatility.

    We appreciate the opportunity to help you with your investment needs.

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4  | USAA INCOME FUND

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INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (FUND SHARES) (Ticker Symbol: USAIX)

--------------------------------------------------------------------------------
                                         1/31/14                     7/31/13
--------------------------------------------------------------------------------
Net Assets                           $2,659.7 Million           $2,659.3 Million
Net Asset Value Per Share                $13.11                     $13.10

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*               1 Year              5 Years               10 Years
     2.30%                     1.34%               8.47%                  5.23%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
  1 Year                            5 Years                          10 Years
  -0.18%                              8.13%                             5.15%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD AS OF 1/31/14**          EXPENSE RATIO AS OF 7/31/13***
--------------------------------------------------------------------------------
                 2.87%                                     0.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED JANUARY 31, 2014

--------------------------------------------------------------------------------
                    TOTAL RETURN     =    DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years                5.23%        =         4.71%          +          0.52%
5 Years                 8.47%        =         4.53%          +          3.94%
1 Year                  1.34%        =         3.98%          +         -2.64%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2005 -- JANUARY 31, 2014

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2005            4.39%              4.55%                   -0.16%
1/31/2006            2.23%              4.72%                   -2.49%
1/31/2007            4.23%              4.89%                   -0.66%
1/31/2008            6.75%              5.26%                    1.49%
1/31/2009           -6.65%              4.94%                  -11.59%
1/31/2010           22.04%              6.53%                   15.51%
1/31/2011            6.56%              4.56%                    2.00%
1/31/2012            7.64%              4.11%                    3.53%
1/31/2013            5.87%              3.72%                    2.15%
1/31/2014            1.34%              3.98%                   -2.64%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                 LIPPER CORPORATE
                    USAA INCOME                     DEBT FUNDS
                    FUND SHARES                   A RATED AVERAGE
1/31/2005              4.42%                           3.88%
1/31/2006              4.79                            4.12
1/31/2007              4.79                            4.38
1/31/2008              4.98                            4.59
1/31/2009              5.80                            5.46
1/31/2010              5.16                            4.34
1/31/2011              4.37                            3.82
1/31/2012              3.83                            3.36
1/31/2013              3.55                            2.83
1/31/2014              3.96                            3.21

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains, if any, distributed during the previous nine months. The graph represents data for periods ending 1/31/05 to 1/31/14.

The Lipper Corporate Debt Funds A Rated average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INCOME          BARCLAYS U.S.         LIPPER A RATED BOND
                   FUND SHARES      AGGREGATE BOND INDEX          FUNDS INDEX
 1/31/2004         $10,000.00            $10,000.00               $10,000.00
 2/29/2004          10,101.83             10,108.24                10,095.09
 3/31/2004          10,182.29             10,183.94                10,172.46
 4/30/2004           9,901.45              9,918.99                 9,922.86
 5/31/2004           9,864.23              9,879.25                 9,872.19
 6/30/2004           9,917.27              9,935.09                 9,922.74
 7/31/2004          10,028.50             10,033.57                10,017.56
 8/31/2004          10,204.80             10,224.96                10,205.86
 9/30/2004          10,243.32             10,252.70                10,238.83
10/31/2004          10,330.08             10,338.68                10,322.37
11/30/2004          10,268.66             10,256.21                10,259.85
12/31/2004          10,368.60             10,350.58                10,363.95
 1/31/2005          10,438.85             10,415.58                10,435.54
 2/28/2005          10,394.35             10,354.09                10,394.21
 3/31/2005          10,356.66             10,300.92                10,331.32
 4/30/2005          10,501.06             10,440.33                10,468.57
 5/31/2005          10,602.09             10,553.28                10,588.75
 6/30/2005          10,651.47             10,610.83                10,650.08
 7/31/2005          10,563.46             10,514.23                10,553.20
 8/31/2005          10,713.76             10,649.02                10,695.62
 9/30/2005          10,617.28             10,539.32                10,568.70
10/31/2005          10,539.56             10,455.91                10,471.01
11/30/2005          10,579.27             10,502.16                10,523.99
12/31/2005          10,675.96             10,602.01                10,626.06
 1/31/2006          10,671.59             10,602.61                10,620.23
 2/28/2006          10,710.33             10,637.80                10,659.54
 3/31/2006          10,613.32             10,533.41                10,538.72
 4/30/2006          10,565.66             10,514.32                10,496.44
 5/31/2006          10,565.54             10,503.10                10,491.64
 6/30/2006          10,587.23             10,525.36                10,498.92
 7/31/2006          10,721.73             10,667.69                10,637.68
 8/31/2006          10,882.85             10,830.99                10,807.14
 9/30/2006          10,983.06             10,926.13                10,902.39
10/31/2006          11,063.05             10,998.41                10,980.73
11/30/2006          11,180.62             11,126.00                11,113.64
12/31/2006          11,120.39             11,061.43                11,040.10
 1/31/2007          11,123.31             11,056.89                11,035.00
 2/28/2007          11,303.19             11,227.39                11,220.74
 3/31/2007          11,292.05             11,227.73                11,197.38
 4/30/2007          11,328.42             11,288.28                11,256.26
 5/31/2007          11,225.86             11,202.73                11,168.22
 6/30/2007          11,180.96             11,169.59                11,116.59
 7/31/2007          11,267.55             11,262.76                11,177.24
 8/31/2007          11,391.42             11,400.80                11,262.93
 9/30/2007          11,464.62             11,487.29                11,353.57
10/31/2007          11,553.04             11,590.48                11,438.28
11/30/2007          11,704.47             11,798.91                11,570.83
12/31/2007          11,679.67             11,832.05                11,542.61
 1/31/2008          11,873.77             12,030.81                11,689.70
 2/29/2008          11,863.66             12,047.51                11,657.68
 3/31/2008          11,875.59             12,088.61                11,600.31
 4/30/2008          11,891.55             12,063.35                11,643.19
 5/31/2008          11,861.06             11,974.89                11,566.15
 6/30/2008          11,816.74             11,965.21                11,525.63
 7/31/2008          11,760.39             11,955.45                11,435.39
 8/31/2008          11,842.51             12,068.92                11,467.65
 9/30/2008          11,507.41             11,906.81                11,082.70
10/31/2008          10,873.79             11,625.76                10,498.60
11/30/2008          10,869.93             12,004.18                10,608.10
12/31/2008          11,090.95             12,452.04                11,000.59
 1/31/2009          11,084.49             12,342.17                10,970.35
 2/28/2009          11,067.64             12,295.59                10,840.49
 3/31/2009          11,239.53             12,466.52                10,969.44
 4/30/2009          11,499.32             12,526.12                11,188.10
 5/31/2009          11,951.99             12,616.97                11,488.39
 6/30/2009          12,171.62             12,688.74                11,689.74
 7/31/2009          12,510.38             12,893.40                12,042.23
 8/31/2009          12,810.11             13,026.91                12,188.30
 9/30/2009          13,047.62             13,163.75                12,489.23
10/31/2009          13,166.12             13,228.74                12,590.49
11/30/2009          13,342.37             13,400.01                12,739.32
12/31/2009          13,280.32             13,190.55                12,620.54
 1/31/2010          13,527.31             13,392.05                12,828.02
 2/28/2010          13,586.43             13,442.06                12,865.14
 3/31/2010          13,631.35             13,425.53                12,913.67
 4/30/2010          13,811.87             13,565.29                13,101.33
 5/31/2010          13,815.37             13,679.44                13,102.07
 6/30/2010          13,974.84             13,893.95                13,318.92
 7/31/2010          14,137.28             14,042.18                13,490.74
 8/31/2010          14,363.33             14,222.87                13,728.38
 9/30/2010          14,461.32             14,238.03                13,770.29
10/31/2010          14,550.98             14,288.72                13,795.68
11/30/2010          14,488.90             14,206.60                13,706.59
12/31/2010          14,362.98             14,053.40                13,604.07
 1/31/2011          14,414.23             14,069.76                13,619.11
 2/28/2011          14,482.33             14,104.95                13,713.80
 3/31/2011          14,524.73             14,112.75                13,718.78
 4/30/2011          14,697.71             14,291.89                13,918.93
 5/31/2011          14,858.94             14,478.40                14,091.54
 6/30/2011          14,825.14             14,436.01                13,990.50
 7/31/2011          15,034.20             14,665.09                14,235.12
 8/31/2011          15,130.46             14,879.34                14,314.47
 9/30/2011          15,121.69             14,987.58                14,388.82
10/31/2011          15,215.71             15,003.68                14,511.28
11/30/2011          15,185.89             14,990.67                14,393.30
12/31/2011          15,349.62             15,155.42                14,591.29
 1/31/2012          15,515.52             15,288.50                14,821.15
 2/29/2012          15,575.63             15,284.99                14,882.35
 3/31/2012          15,562.89             15,201.24                14,783.66
 4/30/2012          15,725.78             15,369.77                14,969.80
 5/31/2012          15,826.95             15,508.84                15,121.05
 6/30/2012          15,849.74             15,514.92                15,148.86
 7/31/2012          16,063.58             15,728.92                15,486.59
 8/31/2012          16,136.28             15,739.19                15,522.11
 9/30/2012          16,242.11             15,760.86                15,556.07
10/31/2012          16,363.11             15,791.86                15,664.86
11/30/2012          16,435.87             15,816.78                15,688.43
12/31/2012          16,424.43             15,794.25                15,654.29
 1/31/2013          16,425.94             15,683.79                15,554.74
 2/28/2013          16,545.62             15,762.40                15,662.36
 3/31/2013          16,593.63             15,774.99                15,676.09
 4/30/2013          16,799.94             15,934.61                15,957.47
 5/31/2013          16,558.71             15,650.30                15,558.32
 6/30/2013          16,197.46             15,408.22                15,127.65
 7/31/2013          16,271.84             15,429.28                15,178.99
 8/31/2013          16,170.80             15,350.41                15,048.21
 9/30/2013          16,307.72             15,495.74                15,176.94
10/31/2013          16,483.44             15,621.02                15,397.17
11/30/2013          16,466.18             15,562.53                15,334.24
12/31/2013          16,395.03             15,474.58                15,272.30
 1/31/2014          16,645.28             15,703.23                15,641.23

                                   [END CHART]

                          Data from 1/31/04 to 1/31/14.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly into an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

8  | USAA INCOME FUND

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES)
(Ticker Symbol: UIINX)


--------------------------------------------------------------------------------
                                            1/31/14                  7/31/13
--------------------------------------------------------------------------------

Net Assets                             $1,905.6 Million         $1,847.5 Million
Net Asset Value Per Share                  $13.10                     $13.09


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*          1 Year          5 Years         Since Inception 8/01/08

     2.37%                1.46%           8.68%                   6.68%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
1 Year                      5 Years                      Since Inception 8/01/08

-0.05%                       8.34%                                6.50%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/13**
--------------------------------------------------------------------------------

                                      0.47%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA INCOME FUND        LIPPER A RATED BOND         BARCLAYS U.S.
                       INSTITUTIONAL SHARES          FUNDS INDEX         AGGREGATE BOND INDEX
 7/31/2008                  $10,000.00               $10,000.00              $10,000.00
 8/31/2008                   10,055.01                10,028.22               10,094.91
 9/30/2008                    9,773.05                 9,691.59                9,959.32
10/31/2008                    9,237.79                 9,180.80                9,724.23
11/30/2008                    9,236.65                 9,276.55               10,040.76
12/31/2008                    9,427.63                 9,619.78               10,415.37
 1/31/2009                    9,415.64                 9,593.33               10,323.47
 2/28/2009                    9,411.92                 9,479.78               10,284.50
 3/31/2009                    9,560.51                 9,592.54               10,427.47
 4/30/2009                    9,783.97                 9,783.75               10,477.33
 5/31/2009                   10,171.39                10,046.35               10,553.32
 6/30/2009                   10,360.57                10,222.43               10,613.35
 7/31/2009                   10,652.16                10,530.67               10,784.54
 8/31/2009                   10,900.47                10,658.41               10,896.20
 9/30/2009                   11,105.20                10,921.56               11,010.66
10/31/2009                   11,217.48                11,010.12               11,065.03
11/30/2009                   11,370.44                11,140.26               11,208.28
12/31/2009                   11,309.79                11,036.39               11,033.08
 1/31/2010                   11,531.30                11,217.83               11,201.62
 2/28/2010                   11,574.58                11,250.28               11,243.45
 3/31/2010                   11,624.81                11,292.72               11,229.63
 4/30/2010                   11,781.04                11,456.84               11,346.52
 5/31/2010                   11,786.08                11,457.48               11,442.00
 6/30/2010                   11,915.28                11,647.11               11,621.43
 7/31/2010                   12,065.96                11,797.36               11,745.42
 8/31/2010                   12,261.25                12,005.17               11,896.55
 9/30/2010                   12,347.04                12,041.82               11,909.23
10/31/2010                   12,425.80                12,064.03               11,951.63
11/30/2010                   12,365.74                11,986.12               11,882.94
12/31/2010                   12,261.04                11,896.47               11,754.80
 1/31/2011                   12,316.56                11,909.62               11,768.48
 2/28/2011                   12,377.14                11,992.42               11,797.92
 3/31/2011                   12,406.22                11,996.78               11,804.44
 4/30/2011                   12,556.24                12,171.81               11,954.28
 5/31/2011                   12,705.90                12,322.75               12,110.29
 6/30/2011                   12,669.48                12,234.39               12,074.83
 7/31/2011                   12,850.45                12,448.30               12,266.44
 8/31/2011                   12,945.08                12,517.70               12,445.65
 9/30/2011                   12,938.91                12,582.71               12,536.18
10/31/2011                   13,010.56                12,689.80               12,549.65
11/30/2011                   12,996.48                12,586.63               12,538.76
12/31/2011                   13,128.02                12,759.76               12,676.57
 1/31/2012                   13,281.25                12,960.77               12,787.88
 2/29/2012                   13,334.15                13,014.29               12,784.95
 3/31/2012                   13,314.58                12,927.99               12,714.90
 4/30/2012                   13,455.34                13,090.77               12,855.86
 5/31/2012                   13,543.31                13,223.03               12,972.18
 6/30/2012                   13,574.18                13,247.35               12,977.27
 7/31/2012                   13,747.80                13,542.69               13,156.26
 8/31/2012                   13,810.98                13,573.75               13,164.86
 9/30/2012                   13,902.20                13,603.45               13,182.98
10/31/2012                   14,009.00                13,698.58               13,208.91
11/30/2012                   14,072.75                13,719.19               13,229.75
12/31/2012                   14,075.26                13,689.34               13,210.92
 1/31/2013                   14,067.78                13,602.29               13,118.52
 2/28/2013                   14,171.56                13,696.39               13,184.27
 3/31/2013                   14,224.22                13,708.41               13,194.80
 4/30/2013                   14,391.52                13,954.47               13,328.31
 5/31/2013                   14,196.33                13,605.42               13,090.51
 6/30/2013                   13,877.48                13,228.80               12,888.02
 7/31/2013                   13,943.43                13,273.70               12,905.64
 8/31/2013                   13,858.26                13,159.34               12,839.67
 9/30/2013                   13,977.33                13,271.90               12,961.22
10/31/2013                   14,130.02                13,464.49               13,066.01
11/30/2013                   14,116.77                13,409.46               13,017.09
12/31/2013                   14,068.49                13,355.30               12,943.53
 1/31/2014                   14,273.39                13,677.92               13,134.78

                                   [END CHART]

                      Data from 7/31/08 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

10  | USAA INCOME FUND

================================================================================

USAA INCOME FUND ADVISER SHARES (ADVISER SHARES) (Ticker Symbol: UINCX)

--------------------------------------------------------------------------------
                                               1/31/14                7/31/13
--------------------------------------------------------------------------------
Net Assets                                  $6.0 Million           $5.9 Million
Net Asset Value Per Share                      $13.08                 $13.08

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/14
--------------------------------------------------------------------------------
8/1/13-1/31/14*             1 Year                       Since Inception 8/01/10
     2.09%                   0.98%                                4.46%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
     1 Year                                           Since Inception 8/01/10
     -0.46%                                                     4.14%

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD AS OF 1/31/14**
--------------------------------------------------------------------------------
    Unsubsidized            2.39%                 Subsidized            2.57%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/13***
--------------------------------------------------------------------------------
     Before Reimbursement    1.08%                 After Reimbursement   0.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through December 1, 2014, to make payments or waive management, administration, and other fees so that the total annual operating expenses of the Adviser Shares (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.90% of the Adviser Shares' average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after December 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA INCOME FUND         LIPPER A RATED BOND               BARCLAYS U.S.
               ADVISER SHARES             FUNDS INDEX                AGGREGATE BOND INDEX
 7/31/2010       $10,000.00                $10,000.00                     $10,000.00
 8/31/2010        10,162.09                 10,176.15                      10,128.67
 9/30/2010        10,236.32                 10,207.22                      10,139.47
10/31/2010        10,297.51                 10,226.04                      10,175.57
11/30/2010        10,243.44                 10,160.00                      10,117.09
12/31/2010        10,151.81                 10,084.01                      10,007.99
 1/31/2011        10,186.50                 10,095.16                      10,019.64
 2/28/2011        10,232.86                 10,165.34                      10,044.70
 3/31/2011        10,260.68                 10,169.04                      10,050.25
 4/30/2011        10,373.18                 10,317.40                      10,177.83
 5/31/2011        10,493.60                 10,445.34                      10,310.65
 6/30/2011        10,459.46                 10,370.45                      10,280.46
 7/31/2011        10,605.46                 10,551.77                      10,443.59
 8/31/2011        10,678.79                 10,610.59                      10,596.17
 9/30/2011        10,670.09                 10,665.70                      10,673.26
10/31/2011        10,725.79                 10,756.47                      10,684.72
11/30/2011        10,710.40                 10,669.02                      10,675.45
12/31/2011        10,814.83                 10,815.78                      10,792.78
 1/31/2012        10,938.11                 10,986.16                      10,887.55
 2/29/2012        10,978.09                 11,031.53                      10,885.05
 3/31/2012        10,958.31                 10,958.38                      10,825.41
 4/30/2012        11,070.64                 11,096.35                      10,945.43
 5/31/2012        11,139.03                 11,208.47                      11,044.46
 6/30/2012        11,160.94                 11,229.08                      11,048.79
 7/31/2012        11,300.09                 11,479.42                      11,201.19
 8/31/2012        11,348.41                 11,505.75                      11,208.51
 9/30/2012        11,419.79                 11,530.92                      11,223.94
10/31/2012        11,502.01                 11,611.57                      11,246.01
11/30/2012        11,550.18                 11,629.03                      11,263.76
12/31/2012        11,539.02                 11,603.73                      11,247.72
 1/31/2013        11,537.85                 11,529.94                      11,169.05
 2/28/2013        11,619.18                 11,609.71                      11,225.04
 3/31/2013        11,649.96                 11,619.89                      11,234.00
 4/30/2013        11,791.82                 11,828.47                      11,347.67
 5/31/2013        11,618.75                 11,532.59                      11,145.21
 6/30/2013        11,362.36                 11,213.36                      10,972.81
 7/31/2013        11,412.37                 11,251.41                      10,987.81
 8/31/2013        11,339.19                 11,154.47                      10,931.64
 9/30/2013        11,433.14                 11,249.89                      11,035.13
10/31/2013        11,553.80                 11,413.14                      11,124.35
11/30/2013        11,539.62                 11,366.49                      11,082.70
12/31/2013        11,486.42                 11,320.58                      11,020.07
 1/31/2014        11,650.77                 11,594.05                      11,182.90

                                   [END CHART]

                      Data from 7/31/10 to 1/31/14.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Adviser Shares to the Fund's benchmarks listed above (see page 8 for benchmark definitions).

*The performance of the Lipper A Rated Bond Funds Index and the Barclays U.S. Aggregate Bond Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indices does not reflect the deduction of any fees or expenses.

================================================================================

12  | USAA INCOME FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2014 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        25.6%
AA                                                                         12.5%
A                                                                          24.2%
BBB                                                                        26.2%
BELOW INVESTMENT GRADE                                                      8.7%
UNRATED                                                                     0.6%
SHORT-TERM INVESTMENT GRADE                                                 2.2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of a Nationally Recognized Statistical Rating Organization (NRSRO). Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade ratings category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 15-41.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                        o TOP 10 HOLDINGS* -- 1/31/2014 o

                                                  COUPON RATE %    % OF NET ASSETS
                                                  --------------------------------
U.S. Treasury Notes ............................      3.63%              2.1%
U.S. Treasury Inflation-Indexed Notes ..........      2.38%              1.4%
U.S. Treasury Notes ............................      3.50%              1.3%
U.S. Treasury Notes ............................      2.63%              1.2%
U.S. Treasury Bonds ............................      2.75%              0.7%
U.S. Treasury Bonds ............................      3.88%              0.7%
Electricite De France ..........................      5.25%              0.6%
U.S. Treasury Notes ............................      2.63%              0.6%
U.S. Treasury Notes ............................      2.00%              0.5%
U.S. Treasury Bonds ............................      4.25%              0.5%

*Excludes money market instruments.

                         o PORTFOLIO MIX -- 1/31/2014 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                  39.0%
EURODOLLAR AND YANKEE OBLIGATIONS                                      20.8%
U.S. TREASURY SECURITIES                                               10.6%
COMMERCIAL MORTGAGE SECURITIES                                         10.0%
MUNICIPAL BONDS                                                         6.1%
U.S. GOVERNMENT AGENCY ISSUES                                           3.7%
ASSET-BACKED SECURITIES                                                 3.0%
MONEY MARKET INSTRUMENTS                                                2.5%
PREFERRED STOCKS                                                        2.1%
COMMON STOCKS                                                           1.5%
FOREIGN GOVERNMENT OBLIGATIONS                                          0.7%

                                   [END CHART]

Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (39.0%)

             CONSUMER DISCRETIONARY (2.0%)
             -----------------------------
             APPAREL RETAIL (0.2%)
  $ 10,000   L Brands, Inc.                                           5.63%        2/15/2022    $   10,200
                                                                                                ----------
             BROADCASTING (0.3%)
    10,000   NBCUniversal Media, LLC                                  5.15         4/30/2020        11,347
                                                                                                ----------
             CABLE & SATELLITE (0.5%)
    10,000   NBCUniversal Enterprise, Inc.(a)                         1.97         4/15/2019         9,859
    10,000   Time Warner Cable, Inc.                                  6.75         7/01/2018        11,311
                                                                                                ----------
                                                                                                    21,170
                                                                                                ----------
             CASINOS & GAMING (0.2%)
     3,000   International Game Technology                            7.50         6/15/2019         3,564
     5,000   Marina District Finance Co., Inc.                        9.88         8/15/2018         5,400
                                                                                                ----------
                                                                                                     8,964
                                                                                                ----------
             EDUCATION SERVICES (0.1%)
     6,080   Princeton Theological Seminary                           4.11         7/01/2023         6,311
                                                                                                ----------
             HOME FURNISHINGS (0.2%)
     4,848   Serta Simmons Holdings, LLC(b)                           4.25        10/01/2019         4,900
     4,237   Tempur-Pedic International, Inc.(b)                      3.50         3/18/2020         4,256
                                                                                                ----------
                                                                                                     9,156
                                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     5,000   Hyatt Hotels Corp.                                       3.38         7/15/2023         4,722
                                                                                                ----------
             MOVIES & ENTERTAINMENT (0.1%)
     1,105   Metropolitan Opera Assoc., Inc.                          1.79        10/01/2017         1,126
     2,235   Metropolitan Opera Assoc., Inc.                          2.14        10/01/2018         2,258
     2,285   Metropolitan Opera Assoc., Inc.                          2.39        10/01/2019         2,323
                                                                                                ----------
                                                                                                     5,707
                                                                                                ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     5,000   Hillenbrand, Inc.                                        5.50         7/15/2020         5,345
                                                                                                ----------
             SPECIALTY STORES (0.2%)
     8,888   Harbor Freight Tools USA, Inc.(b)                        4.75         7/26/2019         9,037
                                                                                                ----------
             Total Consumer Discretionary                                                           91,959
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (1.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
   $ 4,000   Bunge Ltd. Finance Co.                                   8.50%        6/15/2019    $    4,996
                                                                                                ----------
             DRUG RETAIL (0.4%)
     8,058   CVS Pass-Through Trust                                   6.04        12/10/2028         9,021
     4,582   CVS Pass-Through Trust(a)                                7.51         1/10/2032         5,671
     4,765   CVS Pass-Through Trust(a)                                5.93         1/10/2034         5,278
                                                                                                ----------
                                                                                                    19,970
                                                                                                ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000   Costco Wholesale Corp.                                   1.70        12/15/2019        19,570
                                                                                                ----------
             PACKAGED FOODS & MEAT (0.5%)
     3,980   H.J. Heinz Co.(b)                                        3.50         6/15/2020         4,025
    10,000   Kraft Foods Group, Inc.                                  3.50         6/06/2022        10,028
    10,000   Smucker (J.M.) Co.                                       3.50        10/15/2021        10,134
                                                                                                ----------
                                                                                                    24,187
                                                                                                ----------
             PERSONAL PRODUCTS (0.1%)
     2,254   Prestige Brands, Inc.(b)                                 3.79         1/31/2019         2,273
                                                                                                ----------
             SOFT DRINKS (0.2%)
     5,000   PepsiCo, Inc.                                            7.90        11/01/2018         6,332
                                                                                                ----------
             TOBACCO (0.1%)
     5,000   Lorillard Tobacco Co.                                    2.30         8/21/2017         5,102
                                                                                                ----------
             Total Consumer Staples                                                                 82,430
                                                                                                ----------
             ENERGY (5.7%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
     5,000   Peabody Energy Corp.                                     6.00        11/15/2018         5,350
     4,000   Peabody Energy Corp.                                     6.50         9/15/2020         4,210
                                                                                                ----------
                                                                                                     9,560
                                                                                                ----------
             INTEGRATED OIL & GAS (0.1%)
     5,000   Hess Corp.                                               8.13         2/15/2019         6,277
                                                                                                ----------
             OIL & GAS DRILLING (0.3%)
     5,000   Rowan Companies, Inc.                                    7.88         8/01/2019         6,086
     5,000   Rowan Companies, Inc.                                    4.88         6/01/2022         5,215
                                                                                                ----------
                                                                                                    11,301
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     5,000   Baker Hughes, Inc.                                       7.50        11/15/2018         6,205
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.5%)
     5,000   Anadarko Petroleum Corp.                                 5.95         9/15/2016         5,581
     5,000   Chesapeake Energy Corp.(b)                               5.75        12/01/2017         5,124

================================================================================

16  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
  $ 10,000   Chesapeake Energy Corp.                                  6.13%        2/15/2021    $   10,825
     5,000   Denbury Resources, Inc.                                  4.63         7/15/2023         4,638
     4,000   EQT Corp.                                                8.13         6/01/2019         4,921
     5,000   Forest Oil Corp.                                         7.25         6/15/2019         4,825
     3,000   Newfield Exploration Co.                                 5.75         1/30/2022         3,113
     6,730   Newfield Exploration Co.                                 5.63         7/01/2024         6,764
     5,000   Noble Energy, Inc.                                       8.25         3/01/2019         6,309
     5,000   QEP Resources, Inc.                                      6.88         3/01/2021         5,412
     5,000   Samson Investment Co.(b)                                 5.00         9/25/2018         5,053
     5,000   WPX Energy, Inc.                                         5.25         1/15/2017         5,387
                                                                                                ----------
                                                                                                    67,952
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   Valero Energy Corp.(c)                                   9.38         3/15/2019         6,580
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.3%)
    10,000   Buckeye Partners, LP                                     2.65        11/15/2018         9,972
    15,000   DCP Midstream, LLC(a)                                    5.85         5/21/2043        13,950
     4,000   Enbridge Energy Partners, LP                             8.05        10/01/2037         4,509
     3,000   Energy Transfer Partners, LP                             9.00         4/15/2019         3,830
     7,000   Energy Transfer Partners, LP                             5.20         2/01/2022         7,506
    20,010   Energy Transfer Partners, LP                             3.26(d)     11/01/2066        18,309
    10,000   Enterprise Products Operating, LLC(c)                    6.30         9/15/2017        11,610
     5,000   Enterprise Products Operating, LLC                       7.03         1/15/2068         5,555
     5,000   NGPL PipeCo, LLC(a)                                      7.12        12/15/2017         4,750
    10,000   NuStar Logistics, LP                                     8.15(d)      4/15/2018        11,325
     5,000   Oneok Partners, LP                                       8.63         3/01/2019         6,354
     5,000   Plains All American Pipeline, LP                         6.50         5/01/2018         5,878
     3,000   Plains All American Pipeline, LP                         8.75         5/01/2019         3,879
     5,000   Questar Pipeline Co.                                     5.83         2/01/2018         5,749
     7,000   Regency Energy Partners                                  4.50        11/01/2023         6,414
    10,000   Sabine Pass LNG, LP                                      7.50        11/30/2016        11,200
    10,000   TC PipeLines, LP                                         4.65         6/15/2021        10,373
    10,000   Western Gas Partners, LP                                 5.38         6/01/2021        10,943
                                                                                                ----------
                                                                                                   152,106
                                                                                                ----------
             Total Energy                                                                          259,981
                                                                                                ----------
             FINANCIALS (16.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
    10,000   Ares Capital Corp.                                       4.88        11/30/2018        10,299
     5,000   Bank of New York Mellon                                  2.40         1/17/2017         5,196
    10,000   Bank of New York Mellon                                  1.30         1/25/2018         9,858
     2,950   Mellon Funding Corp.                                     0.39(d)      5/15/2014         2,951
    22,500   State Street Capital Trust IV                            1.24(d)      6/01/2077        17,347
                                                                                                ----------
                                                                                                    45,651
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (0.8%)
   $ 3,000   Ally Financial, Inc.                                     4.63%        6/26/2015    $    3,116
    10,000   American Express Credit Corp.                            1.10(d)      6/24/2014        10,030
     5,000   Capital One Bank USA, N.A.                               3.38         2/15/2023         4,776
     5,000   Capital One Financial Corp.                              4.75         7/15/2021         5,434
    10,000   Caterpillar Financial Services, Corp.                    1.25        11/06/2017         9,954
     5,000   Credit Acceptance Corp.                                  9.13         2/01/2017         5,250
                                                                                                ----------
                                                                                                    38,560
                                                                                                ----------
             DIVERSIFIED BANKS (0.5%)
     7,000   HSBC USA, Inc.                                           2.38         2/13/2015         7,137
    15,000   USB Realty Corp.(a)                                      1.39(d)              -(e)     13,650
                                                                                                ----------
                                                                                                    20,787
                                                                                                ----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000   Morgan Stanley                                           4.88        11/01/2022        10,407
                                                                                                ----------
             LIFE & HEALTH INSURANCE (2.5%)
    10,000   Forethought Financial Group(a)                           8.63         4/15/2021        11,256
    10,000   Lincoln National Corp.                                   4.20         3/15/2022        10,425
     5,000   Lincoln National Corp.                                   7.00         5/17/2066         5,125
    10,000   Metlife, Inc.                                            4.13         8/13/2042         9,030
    10,000   New York Life Global Funding(a)                          0.50(d)      4/04/2014        10,007
    10,000   New York Life Global Funding(a)                          1.30         1/12/2015        10,094
     4,000   Ohio National Financial Services, Inc.(a)                6.38         4/30/2020         4,492
     5,000   Ohio National Financial Services, Inc.(a)                6.63         5/01/2031         5,931
    10,000   Primerica, Inc.                                          4.75         7/15/2022        10,562
    10,000   Prudential Financial, Inc.                               5.63         6/15/2043        10,052
     5,000   Prudential Holdings, LLC(a)                              7.25        12/18/2023         6,008
    15,700   StanCorp Financial Group, Inc.                           5.00         8/15/2022        15,987
     5,625   StanCorp Financial Group, Inc.                           6.90         6/01/2067         5,639
                                                                                                ----------
                                                                                                   114,608
                                                                                                ----------
             MULTI-LINE INSURANCE (1.3%)
    17,500   Genworth Holdings, Inc.                                  6.15        11/15/2066        15,706
    16,000   Glen Meadow Pass-Through Trust(a)                        6.51         2/12/2067        16,000
     5,000   HCC Insurance Holdings, Inc.                             6.30        11/15/2019         5,837
    10,000   Loews Corp.                                              2.63         5/15/2023         9,206
    11,005   Nationwide Mutual Insurance Co.(a)                       5.81        12/15/2024        11,184
                                                                                                ----------
                                                                                                    57,933
                                                                                                ----------
             MULTI-SECTOR HOLDINGS (0.7%)
    15,000   Berkshire Hathaway Finance Corp.                         4.85         1/15/2015        15,645
    10,000   Berkshire Hathaway Finance Corp.                         1.30         5/15/2018         9,867
     5,000   Lubrizol Corp.                                           8.88         2/01/2019         6,566
                                                                                                ----------
                                                                                                    32,078
                                                                                                ----------

================================================================================

18  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
   $ 6,000   Bank of America Corp.                                    8.00%                -(e) $    6,669
     5,000   Bank of America, N.A.                                    6.10         6/15/2017         5,706
        80   Citigroup Capital XIII                                   7.88        10/30/2040         2,175
    10,000   Citigroup, Inc.                                          4.45         1/10/2017        10,838
    15,000   GECC/LJ VP Holdings, LLC(a)                              3.80         6/18/2019        15,934
     5,000   General Electric Capital Corp.                           6.25                 -(e)      5,234
     9,000   General Electric Capital Corp.                           6.38        11/15/2067         9,799
     5,000   Icahn Enterprises, LP(a)                                 3.50         3/15/2017         5,019
    10,000   ILFC E-Capital Trust I(a)                                5.46(d)     12/21/2065         9,237
     3,000   JPMorgan Chase & Co.                                     7.90                 -(e)      3,322
     2,610   JPMorgan Chase Bank N.A.                                 6.00        10/01/2017         2,996
     5,000   JPMorgan Chase Capital XXI                               1.19(d)      2/02/2037         3,762
                                                                                                ----------
                                                                                                    80,691
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (1.8%)
     5,000   Allstate Corp.                                           5.75         8/15/2053         5,074
     2,000   Allstate Corp.                                           6.13         5/15/2067         2,093
    10,000   AmTrust Financial Services, Inc.(a)                      6.13         8/15/2023        10,100
     1,000   Assured Guaranty U.S. Holdings, Inc.                     6.40        12/15/2066           895
    20,050   Chubb Corp.                                              6.38         3/29/2067        22,205
    10,000   Ironshore Holdings, Inc.(a)                              8.50         5/15/2020        11,719
    10,000   ProAssurance Corp.                                       5.30        11/15/2023        10,561
    14,538   Progressive Corp.                                        6.70         6/15/2037        15,810
     5,000   Travelers Companies, Inc.                                6.25         3/15/2037         5,375
                                                                                                ----------
                                                                                                    83,832
                                                                                                ----------
             REGIONAL BANKS (1.4%)
    10,000   BB&T Corp.                                               0.94(d)      4/28/2014        10,013
     5,000   Chittenden Corp.                                         0.92(d)      2/14/2017         4,929
     3,500   First Maryland Capital Trust I                           1.24(d)      1/15/2027         2,975
    10,000   First Niagara Financial Group, Inc.                      7.25        12/15/2021        11,886
    10,000   FirstMerit Corp.                                         4.35         2/04/2023        10,066
     7,000   PNC Bank N.A.                                            4.20        11/01/2025         7,109
     3,000   PNC Financial Services                                   2.85        11/09/2022         2,865
     5,000   Susquehanna Bancshares                                   5.38         8/15/2022         4,924
    10,000   TCF National Bank                                        6.25         6/08/2022        10,639
                                                                                                ----------
                                                                                                    65,406
                                                                                                ----------
             REINSURANCE (0.3%)
    10,000   Alterra Finance, LLC                                     6.25         9/30/2020        11,515
                                                                                                ----------
             REITs - DIVERSIFIED (0.3%)
     5,000   Liberty Property, LP                                     6.63        10/01/2017         5,726
    10,000   Washington REIT                                          3.95        10/15/2022         9,698
                                                                                                ----------
                                                                                                    15,424
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             REITs - INDUSTRIAL (0.1%)
   $ 5,000   ProLogis LP                                              7.38%       10/30/2019    $    6,135
                                                                                                ----------
             REITs - OFFICE (1.6%)
     5,000   Alexandria Real Estate Equities, Inc.                    4.60         4/01/2022         5,147
     5,000   BioMed Realty, LP                                        3.85         4/15/2016         5,228
     5,000   BioMed Realty, LP                                        6.13         4/15/2020         5,542
     8,034   Boston Properties, LP                                    3.70        11/15/2018         8,557
    10,000   Boston Properties, LP                                    5.88        10/15/2019        11,612
    10,000   Boston Properties, LP                                    3.85         2/01/2023         9,992
    10,000   Columbia Property Trust Operating Partnership, LP        5.88         4/01/2018        10,627
     5,000   CommonWealth REIT                                        5.75        11/01/2015         5,208
     3,000   Mack-Cali Realty, LP                                     7.75         8/15/2019         3,629
     6,000   Reckson Operating Partnership, LP                        5.88         8/15/2014         6,146
                                                                                                ----------
                                                                                                    71,688
                                                                                                ----------
             REITs - RESIDENTIAL (0.2%)
     7,000   UDR, Inc.                                                4.63         1/10/2022         7,386
                                                                                                ----------
             REITs - RETAIL (0.8%)
     3,000   Federal Realty Investment Trust                          5.90         4/01/2020         3,478
     7,000   Federal Realty Investment Trust                          3.00         8/01/2022         6,735
    10,000   Federal Realty Investment Trust                          2.75         6/01/2023         9,226
     5,000   National Retail Properties, Inc.                         6.88        10/15/2017         5,828
     2,000   Regency Centers, LP                                      6.00         6/15/2020         2,286
    10,000   Simon Property Group, LP                                 4.13        12/01/2021        10,589
                                                                                                ----------
                                                                                                    38,142
                                                                                                ----------
             REITs - SPECIALIZED (0.7%)
     5,000   Aviv Healthcare Properties, LP                           7.75         2/15/2019         5,400
     4,000   EPR Properties                                           7.75         7/15/2020         4,675
    10,000   Health Care REIT, Inc.                                   6.13         4/15/2020        11,479
    10,000   Ventas Realty, LP                                        4.00         4/30/2019        10,645
                                                                                                ----------
                                                                                                    32,199
                                                                                                ----------
             SPECIALIZED FINANCE (0.2%)
    10,000   National Rural Utilities Cooperative Finance Corp.       4.75         4/30/2043         9,425
                                                                                                ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
    12,685   People's United Financial, Inc.                          3.65        12/06/2022        12,328
                                                                                                ----------
             Total Financials                                                                      754,195
                                                                                                ----------
             HEALTH CARE (1.0%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    10,000   Covidien International Finance SA                        2.95         6/15/2023         9,471
                                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    10,065   Thermo Fisher Scientific                                 3.60         8/15/2021        10,238
                                                                                                ----------

================================================================================

20  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.6%)
  $ 15,000   Abbvie, Inc.                                             1.75%       11/06/2017    $   15,084
    10,000   Genentech, Inc.                                          4.75         7/15/2015        10,616
                                                                                                ----------
                                                                                                    25,700
                                                                                                ----------
             Total Health Care                                                                      45,409
                                                                                                ----------
             INDUSTRIALS (3.3%)
             ------------------
             AIRLINES (1.4%)
     2,163   America West Airlines, Inc. Pass-Through Trust           6.87         1/02/2017         2,272
     3,875   Continental Airlines, Inc. Pass-Through Trust            9.00         7/08/2016         4,432
     3,000   Continental Airlines, Inc. Pass-Through Trust            5.50         4/29/2022         3,060
     9,754   Continental Airlines, Inc. Pass-Through Trust            4.15         4/11/2024         9,985
     5,000   Continental Airlines, Inc. Pass-Through Trust            4.00        10/29/2024         5,000
    15,000   Hawaiian Airlines, Inc. Pass-Through Trust               3.90         1/15/2026        14,250
     2,914   UAL Pass-Through Trust                                   2.60(d)      7/02/2014         2,914
     5,000   United Airlines, Inc. Pass-Through Trust                 4.30         8/15/2025         5,100
     4,193   US Airways Group, Inc. Pass-Through Trust                6.25         4/22/2023         4,665
    10,000   US Airways Group, Inc. Pass-Through Trust                3.95        11/15/2025         9,950
                                                                                                ----------
                                                                                                    61,628
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    10,000   CNH Capital, LLC                                         3.88        11/01/2015        10,325
     5,000   Paccar, Inc.                                             6.88         2/15/2014         5,009
     5,051   Terex Corp.(b)                                           3.50         4/28/2017         5,112
                                                                                                ----------
                                                                                                    20,446
                                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     7,000   Eaton Corp.                                              2.75        11/02/2022         6,663
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.4%)
    10,000   Danaher Corp.(c)                                         5.63         1/15/2018        11,507
     7,244   Tomkins, LLC(b)                                          3.75         9/29/2016         7,316
                                                                                                ----------
                                                                                                    18,823
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.2%)
     1,500   SPX Corp.                                                6.88         9/01/2017         1,703
     5,000   Stanley Black & Decker, Inc.                             5.75(d)     12/15/2053         5,337
                                                                                                ----------
                                                                                                     7,040
                                                                                                ----------
             RAILROADS (0.5%)
    10,000   TTX Co.(a)                                               5.40         2/15/2016        10,704
     5,000   TTX Co.(a)                                               4.15         1/15/2024         5,089
     5,000   Union Pacific Corp.                                      7.88         1/15/2019         6,187
                                                                                                ----------
                                                                                                    21,980
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
  $ 10,000   United Rentals North America, Inc.                       5.75%        7/15/2018    $   10,738
                                                                                                ----------
             TRUCKING (0.1%)
     5,000   Penske Truck Leasing Co., LP / PTL Finance Corp.(a)      3.38         3/15/2018         5,187
                                                                                                ----------
             Total Industrials                                                                     152,505
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.1%)
     5,000   Harris Corp.                                             5.95        12/01/2017         5,776
                                                                                                ----------
             COMPUTER HARDWARE (0.1%)
     4,988   Dell International LLC(b)                                4.75         3/24/2020         4,973
                                                                                                ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,000   FLIR Systems, Inc.                                       3.75         9/01/2016         5,220
                                                                                                ----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     4,988   Activision Blizzard, Inc.(b)                             3.25        10/12/2020         5,031
                                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
     5,000   IBM Corp.                                                7.63        10/15/2018         6,284
                                                                                                ----------
             Total Information Technology                                                           27,284
                                                                                                ----------
             MATERIALS (1.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.3%)
    15,000   E.I. Du Pont De Nemours                                  2.80         2/15/2023        14,159
                                                                                                ----------
             METAL & GLASS CONTAINERS (0.4%)
     3,000   Ball Corp.                                               5.00         3/15/2022         2,996
     3,883   Greif, Inc.                                              6.75         2/01/2017         4,315
     9,900   Reynolds Group Holdings, Inc.(b)                         4.00         9/14/2018        10,027
                                                                                                ----------
                                                                                                    17,338
                                                                                                ----------
             PAPER PACKAGING (0.1%)
     5,000   Sealed Air Corp.(a)                                      6.88         7/15/2033         4,925
                                                                                                ----------
             PAPER PRODUCTS (0.2%)
     2,000   Clearwater Paper Corp.                                   7.13        11/01/2018         2,150
     5,000   Mercer International, Inc.                               9.50        12/01/2017         5,475
                                                                                                ----------
                                                                                                     7,625
                                                                                                ----------
             SPECIALTY CHEMICALS (0.5%)
     5,000   Cytec Industries, Inc.                                   8.95         7/01/2017         6,021
    15,000   RPM International, Inc.(c)                               6.13        10/15/2019        17,073
                                                                                                ----------
                                                                                                    23,094
                                                                                                ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             STEEL (0.3%)
   $ 5,000   Allegheny Technologies, Inc.                             9.38%        6/01/2019    $    6,152
    10,000   Allegheny Technologies, Inc.                             5.95         1/15/2021        10,557
                                                                                                ----------
                                                                                                    16,709
                                                                                                ----------
             Total Materials                                                                        83,850
                                                                                                ----------
             TELECOMMUNICATION SERVICES (1.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    10,000   Centel Capital Corp.                                     9.00        10/15/2019        11,981
    10,000   CenturyLink, Inc.                                        5.80         3/15/2022         9,900
     2,000   CenturyLink, Inc.                                        6.75        12/01/2023         2,035
     8,409   Frontier Communications Corp.                            7.88         1/15/2027         8,241
     5,000   Qwest Corp.                                              6.75        12/01/2021         5,591
    15,000   Verizon Communications, Inc.                             4.50         9/15/2020        16,179
                                                                                                ----------
                                                                                                    53,927
                                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
     5,000   Cellco Partnership/Verizon Wireless                      8.50        11/15/2018         6,405
    10,000   Crown Castle International Corp.                         5.25         1/15/2023         9,962
                                                                                                ----------
                                                                                                    16,367
                                                                                                ----------
             Total Telecommunication Services                                                       70,294
                                                                                                ----------
             UTILITIES (4.8%)
             ----------------
             ELECTRIC UTILITIES (2.1%)
     5,000   Cleveland Electric Illuminating Co.                      8.88        11/15/2018         6,372
     3,500   Duquesne Light Holdings, Inc.(a)                         5.90        12/01/2021         3,970
     4,000   Entergy Arkansas, Inc.                                   3.05         6/01/2023         3,870
     3,000   Entergy Mississippi, Inc.                                4.95         6/01/2018         2,991
       711   FPL Energy American Wind(a)                              6.64         6/20/2023           707
     5,000   Gulf Power Co.                                           4.90        10/01/2014         5,117
    10,000   IPALCO Enterprises, Inc.                                 5.00         5/01/2018        10,600
     5,000   Nevada Power Co.                                         7.13         3/15/2019         6,157
     4,000   NextEra Energy Capital Holdings, Inc.                    6.65         6/15/2067         4,078
     5,000   NextEra Energy Capital Holdings, Inc.                    7.30         9/01/2067         5,504
     5,000   Oglethorpe Power Corp.                                   6.10         3/15/2019         5,869
    20,000   PPL Capital Funding, Inc.                                6.70         3/30/2067        20,214
     5,000   South Carolina Electric & Gas Co.                        5.30         5/15/2033         5,651
    10,000   Southern California Edison Co.                           6.25                 -(e)     10,420
     3,515   Tri-State General & Transport Association
               Pass-Through Trust(a)                                  6.04         1/31/2018         3,720
                                                                                                ----------
                                                                                                    95,240
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             GAS UTILITIES (0.9%)
   $ 8,000   AGL Capital Corp.                                         6.38%        7/15/2016   $    8,917
     4,000   Atmos Energy Corp.                                        8.50         3/15/2019        5,169
    10,000   Florida Gas Transmission Co.(a)                           5.45         7/15/2020       10,970
    10,000   National Fuel Gas Co.                                     4.90        12/01/2021       10,643
     5,000   Southern Star Central Gas Pipeline, Inc.(a)               6.00         6/01/2016        5,467
                                                                                                ----------
                                                                                                    41,166
                                                                                                ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
     5,000   AES Corp.                                                 4.88         5/15/2023        4,706
    10,000   Monongahela Power Co.(a)                                  4.10         4/15/2024       10,251
                                                                                                ----------
                                                                                                    14,957
                                                                                                ----------
             MULTI-UTILITIES (1.5%)
     5,000   Ameren Illinois Co.                                       9.75        11/15/2018        6,673
     5,000   Black Hills Corp.                                         5.88         7/15/2020        5,801
    10,000   Black Hills Corp.                                         4.25        11/30/2023       10,225
     5,000   Nisource Finance Corp.                                   10.75         3/15/2016        5,855
     5,000   Northwestern Corp.                                        6.34         4/01/2019        5,893
    10,000   Puget Sound Energy, Inc.                                  6.97         6/01/2067       10,538
    20,000   Wisconsin Energy Corp.                                    6.25         5/15/2067       20,515
                                                                                                ----------
                                                                                                    65,500
                                                                                                ----------
             Total Utilities                                                                       216,863
                                                                                                ----------
             Total Corporate Obligations (cost: $1,689,081)                                      1,784,770
                                                                                                ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (20.8%)

             CONSUMER DISCRETIONARY (0.9%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.8%)
    10,000   American Honda Finance Corp.(a)                           7.63        10/01/2018       12,442
     8,000   Daimler Finance N.A., LLC(a)                              1.02(d)      4/10/2014        8,013
     5,000   Daimler Finance N.A., LLC(a)                              1.65         4/10/2015        5,063
     5,000   Daimler Finance N.A., LLC(a)                              1.88         1/11/2018        5,012
     5,000   Daimler Finance N.A., LLC(a)                              2.25         7/31/2019        4,984
                                                                                                ----------
                                                                                                    35,514
                                                                                                ----------
             PUBLISHING (0.1%)
     7,000   Pearson Funding Four plc(a)                               3.75         5/08/2022        6,882
                                                                                                ----------
             Total Consumer Discretionary                                                           42,396
                                                                                                ----------
             CONSUMER STAPLES (0.4%)
             -----------------------
             DISTILLERS & VINTNERS (0.2%)
    10,000   Pernod Ricard SA(a)                                       4.25         7/15/2022       10,228
                                                                                                ----------

================================================================================

24  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.2%)
  $ 10,000   Kerry Group Financial Services(a)                        3.20%        4/09/2023    $    9,360
                                                                                                ----------
             Total Consumer Staples                                                                 19,588
                                                                                                ----------
             ENERGY (2.3%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
    10,000   BP Capital Markets plc                                   1.63         8/17/2017        10,095
     4,000   Husky Energy, Inc.                                       7.25        12/15/2019         4,917
    10,000   Petrobras Global Finance                                 3.00         1/15/2019         9,449
    10,000   Shell International Finance                              3.63         8/21/2042         8,748
                                                                                                ----------
                                                                                                    33,209
                                                                                                ----------
             OIL & GAS DRILLING (0.5%)
     3,000   Nabors Industries, Inc.                                  9.25         1/15/2019         3,721
     7,000   Nabors Industries, Inc.                                  4.63         9/15/2021         7,187
    10,000   Noble Holding International Ltd.                         4.90         8/01/2020        10,818
                                                                                                ----------
                                                                                                    21,726
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     5,000   Weatherford Bermuda                                      9.63         3/01/2019         6,498
     5,000   Weatherford Bermuda                                      4.50         4/15/2022         5,083
                                                                                                ----------
                                                                                                    11,581
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     3,500   Talisman Energy, Inc.                                    7.75         6/01/2019         4,242
    10,000   Woodside Finance Ltd.(a)                                 8.75         3/01/2019        12,789
                                                                                                ----------
                                                                                                    17,031
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     5,000   GS Caltex Corp.(a)                                       5.50        10/15/2015         5,347
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
    14,124   TransCanada Pipelines Ltd.                               6.35         5/15/2067        14,586
                                                                                                ----------
             Total Energy                                                                          103,480
                                                                                                ----------
             FINANCIALS (10.1%)
             ------------------
             DIVERSIFIED BANKS (6.5%)
    10,000   Banco Santander Chile(a)                                 2.24(d)      2/14/2014         9,999
     6,000   Banco Santander Chile(a)                                 5.38        12/09/2014         6,214
    10,000   Bank of Montreal(a)                                      2.85         6/09/2015        10,331
    10,000   Bank of Montreal                                         2.50         1/11/2017        10,440
    10,000   Bank of Nova Scotia                                      0.67(d)      2/27/2014        10,005
    10,000   Bank of Nova Scotia                                      1.85         1/12/2015        10,143
     5,000   Barclays Bank plc(a)                                     6.05        12/04/2017         5,642
     5,000   BNP Paribas(a)                                           7.20                 -(e)      5,338

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 4,609   Canadian Imperial Bank(a)                                7.26%        4/10/2032    $    5,546
     5,000   Caribbean Development Bank(a)                            4.38        11/09/2027         4,953
    10,000   Commonwealth Bank of Australia(a)                        0.97(d)      3/17/2014        10,011
    10,000   Commonwealth Bank of Australia                           1.95         3/16/2015        10,169
    15,000   DNB Bank ASA(a)                                          3.20         4/03/2017        15,779
    10,000   DNB Boligkreditt AS(a)                                   2.90         3/29/2016        10,470
     5,000   HBOS plc(a)                                              6.75         5/21/2018         5,696
    25,000   HSBC Bank plc                                            0.69(d)              -(e)     18,054
    10,000   LBG Capital No.1 plc                                     8.00                 -(e)     10,723
    10,000   National Australia Bank Ltd.(a)                          0.96(d)      4/11/2014        10,013
     5,000   National Australia Bank Ltd.(a)                          1.19(d)      7/25/2014         5,025
     5,000   National Australia Bank Ltd.                             2.00         3/09/2015         5,087
     5,000   National Australia Bank Ltd.                             3.00         1/20/2023         4,768
     5,000   Nordea Bank AB(a)                                        2.25         3/20/2015         5,102
    10,000   Rabobank Nederland                                       3.38         1/19/2017        10,676
    10,000   Rabobank Nederland                                       3.88         2/08/2022        10,203
    10,000   Rabobank Nederland                                       3.95        11/09/2022         9,817
    10,000   Royal Bank of Canada                                     0.94(d)     10/30/2014        10,052
     5,000   Royal Bank of Scotland Group plc                         6.13        12/15/2022         5,165
     8,000   Santander UK plc(a)                                      5.00        11/07/2023         8,096
     4,355   Standard Chartered Bank(a)                               6.40         9/26/2017         4,956
    10,000   Sumitomo Mitsui Banking Corp.(a)                         1.19(d)      7/22/2014        10,040
    10,000   Swedbank AB(a)                                           1.75         3/12/2018         9,910
    10,000   Swedbank Hypotek AB(a)                                   0.70(d)      3/28/2014        10,007
    10,000   Westpac Banking Corp.(a)                                 0.98(d)      3/31/2014        10,011
    10,000   Westpac Banking Corp.(a)                                 2.45        11/28/2016        10,504
                                                                                                ----------
                                                                                                   298,945
                                                                                                ----------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
     5,000   Credit Suisse Group, AG                                  5.50         5/01/2014         5,063
     4,000   Credit Suisse Guernsey(a)                                1.63         3/06/2015         4,053
    10,000   UBS AG London(a)                                         1.88         1/23/2015        10,140
                                                                                                ----------
                                                                                                    19,256
                                                                                                ----------
             LIFE & HEALTH INSURANCE (0.2%)
     7,000   Great-West Life & Annuity Insurance Capital, LP(a)       7.15         5/16/2046         7,245
                                                                                                ----------
             MULTI-LINE INSURANCE (0.4%)
    15,000   ZFS Finance USA Trust II(a)                              6.45        12/15/2065        16,162
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
    15,000   ING Bank N.V.(a)                                         3.75         3/07/2017        15,951
     5,000   ING Capital Funding Trust III                            3.85(d)              -(e)      5,012
    20,000   KFW                                                      0.31(d)      3/13/2015        20,022
                                                                                                ----------
                                                                                                    40,985
                                                                                                ----------

================================================================================

26  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             PROPERTY & CASUALTY INSURANCE (0.9%)
  $ 19,300   Oil Insurance Ltd.(a)                                    3.23%(d)             -(e) $   17,630
    20,000   QBE Capital Funding III Ltd.(a)                          7.25         5/24/2041        20,679
     5,000   XL Group plc                                             6.50                 -(e)      4,925
                                                                                                ----------
                                                                                                    43,234
                                                                                                ----------
             REGIONAL BANKS (0.3%)
     5,000   Kaupthing Bank hf, acquired 6/22/2006;
               cost $4,942(a),(f),(g),(h)                             7.13         5/19/2016             -
    15,000   RBS Citizens Financial Group, Inc.(a)                    4.15         9/28/2022        15,006
                                                                                                ----------
                                                                                                    15,006
                                                                                                ----------
             REINSURANCE (0.4%)
    15,000   Swiss Re Capital I, LP(a)                                6.85                 -(e)     16,125
                                                                                                ----------
             REITs - RESIDENTIAL (0.1%)
     5,000   Deutsche Annington Finance BV(a)                         3.20        10/02/2017         5,113
                                                                                                ----------
             Total Financials                                                                      462,071
                                                                                                ----------
             GOVERNMENT (0.3%)
             -----------------
             FOREIGN GOVERNMENT (0.3%)
    15,000   Region of Lombardy(c)                                    5.80        10/25/2032        14,347
                                                                                                ----------
             HEALTH CARE (0.5%)
             ------------------
             PHARMACEUTICALS (0.5%)
     4,556   Roche Holdings, Inc.(a)                                  6.00         3/01/2019         5,411
     9,875   Valeant Pharmaceuticals International, Inc.(b)           3.75         2/13/2019         9,963
     5,000   Teva Pharmaceutical Finance III B.V.                     0.75(d)      3/21/2014         5,004
                                                                                                ----------
                                                                                                    20,378
                                                                                                ----------
             Total Health Care                                                                      20,378
                                                                                                ----------
             INDUSTRIALS (2.2%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
    15,000   Sydney Airport Finance Co. Pty. Ltd.(a)                  3.90         3/22/2023        14,660
                                                                                                ----------
             AIRLINES (1.1%)
    15,375   Air Canada Pass-Through Trust(a)                         4.13         5/15/2025        14,991
    20,000   British Airways Pass-Through Trust(a)                    4.63         6/20/2024        20,925
     5,000   Virgin Australia Trust(a)                                6.00         4/23/2022         5,212
    10,000   Virgin Australia Trust(a)                                5.00        10/23/2023        10,500
                                                                                                ----------
                                                                                                    51,628
                                                                                                ----------
             AIRPORT SERVICES (0.2%)
    10,000   Heathrow Funding Ltd.(a)                                 4.88         7/15/2021        10,736
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
  $ 10,000   Hutchison Whampoa International Ltd.(a)                  2.00%       11/08/2017    $   10,025
     5,000   Hutchison Whampoa International Ltd.(a)                  4.63         1/13/2022         5,227
     7,000   Smiths Group plc(a)                                      3.63        10/12/2022         6,640
                                                                                                ----------
                                                                                                    21,892
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.1%)
     1,500   Ingersoll-Rand Co.                                       9.00         8/15/2021         1,939
                                                                                                ----------
             Total Industrials                                                                     100,855
                                                                                                ----------
             MATERIALS (3.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
     6,000   Braskem Finance Ltd.                                     6.45         2/03/2024         5,907
                                                                                                ----------
             CONSTRUCTION MATERIALS (0.6%)
    10,000   CRH America, Inc.                                        6.00         9/30/2016        11,176
    10,000   Holcim (US), Inc.(a)                                     6.00        12/30/2019        11,558
     2,000   Lafarge SA(a)                                            6.20         7/09/2015         2,125
                                                                                                ----------
                                                                                                    24,859
                                                                                                ----------
             DIVERSIFIED METALS & MINING (0.8%)
     5,000   Anglo American Capital plc(a)                            2.63         9/27/2017         5,052
     2,034   Glencore Canada Corp.                                    5.38         6/01/2015         2,145
     3,000   Glencore Canada Corp.                                    6.00        10/15/2015         3,238
     5,000   Glencore Funding, LLC(a)                                 6.00         4/15/2014         5,051
    10,000   Glencore Funding, LLC(a)                                 2.50         1/15/2019         9,677
     5,000   Rio Tinto Finance (USA) Ltd.                             9.00         5/01/2019         6,569
     5,000   Xstrata Finance Canada Ltd.(a)                           2.85        11/10/2014         5,070
                                                                                                ----------
                                                                                                    36,802
                                                                                                ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     8,000   Yara International ASA(a)                                5.25        12/15/2014         8,273
     2,000   Yara International ASA(a)                                7.88         6/11/2019         2,455
                                                                                                ----------
                                                                                                    10,728
                                                                                                ----------
             GOLD (0.7%)
    10,000   Barrick NA Finance, LLC                                  6.80         9/15/2018        11,645
    20,000   Goldcorp, Inc.                                           3.70         3/15/2023        18,473
                                                                                                ----------
                                                                                                    30,118
                                                                                                ----------
             METAL & GLASS CONTAINERS (0.2%)
    10,000   Ardagh Packaging Finance plc(a)                          7.38        10/15/2017        10,750
                                                                                                ----------
             PRECIOUS METALS & MINERALS (0.2%)
    10,000   Fresnillo plc(a)                                         5.50        11/13/2023         9,750
                                                                                                ----------

================================================================================

28  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             STEEL (0.4%)
$    5,000   ArcelorMittal                                            9.50%        2/15/2015    $    5,394
    10,000   ArcelorMittal                                            6.75         2/25/2022        10,837
                                                                                                ----------
                                                                                                    16,231
                                                                                                ----------
             Total Materials                                                                       145,145
                                                                                                ----------
             UTILITIES (0.9%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
    30,000   Electricite De France S.A.(a)                            5.25                 -(e)     29,039
                                                                                                ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    10,200   Transalta Corp.                                          6.65         5/15/2018        11,678
                                                                                                ----------
             Total Utilities                                                                        40,717
                                                                                                ----------
             Total Eurodollar and Yankee Obligations (cost: $915,500)                              948,977
                                                                                                ----------

             FOREIGN GOVERNMENT OBLIGATIONS (0.7%)
CAD 15,000   Province of Alberta                                      2.55        12/15/2022        13,129
CAD 20,000   Province of Ontario                                      2.85         6/02/2023        17,546
                                                                                                ----------
             Total Foreign Government Obligations (cost: $34,612)                                   30,675
                                                                                                ----------

             ASSET-BACKED SECURITIES (3.0%)

             ASSET-BACKED FINANCING (3.0%)
     2,635   Access Group, Inc.                                       0.50(d)      4/25/2029         2,588
    10,000   AESOP Funding II, LLC(a)                                 3.41        11/20/2017        10,501
     3,100   AmeriCredit Automobile Receivables Trust                 2.76         5/09/2016         3,134
     6,000   AmeriCredit Automobile Receivables Trust                 4.20        11/08/2016         6,220
     1,800   Ari Fleet Lease Trust(a)                                 0.71(d)      3/15/2020         1,804
     3,536   ARL First, LLC(a),(g)                                    1.91(d)     12/15/2042         3,570
     8,330   Arran Residential Mortgages Funding plc(a)               1.69(d)     11/19/2047         8,419
     1,748   Centre Point Funding, LLC(a)                             5.43         7/20/2016         1,806
     3,554   CIT Equipment Collateral(a)                              1.10         8/22/2016         3,558
     2,000   CIT Equipment Collateral(a)                              1.69         8/22/2016         2,003
     5,000   Citibank Credit Card Issuance Trust                      5.10        11/20/2017         5,401
     2,000   Citibank Credit Card Issuance Trust                      5.35         2/07/2020         2,288
       409   Enterprise Fleet Financing, LLC(a)                       1.44        10/20/2016           409
     2,655   Enterprise Fleet Financing, LLC(a)                       1.62         5/20/2017         2,661
     2,659   Enterprise Fleet Financing, LLC(a)                       1.14        11/20/2017         2,665
    10,000   Exeter Automobile Receivables Trust(a),(g),(i)           2.42         1/15/2019        10,000
     6,723   Fosse Master Issuer plc(a)                               1.64        10/18/2054         6,757
       996   GE Equipment Small Ticket LLC(a)                         0.85        11/21/2014           996
     8,176   Gracechurch Mortgage Financing plc(a)                    1.79        11/20/2056         8,270
    10,000   Hertz Vehicle Financing, LLC(a)                          5.93         3/25/2016        10,393

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 2,889   Holmes Master Issuer plc(a)                              1.64%       10/15/2054    $    2,896
     3,700   Holmes Master Issuer plc(a)                              1.79        10/15/2054         3,735
    15,000   Permanent Master Issuer plc(a)                           1.79         7/15/2042        15,136
     3,279   Prestige Auto Receivables Trust "B"(a)                   2.87         7/16/2018         3,288
     4,150   Rental Car Finance Corp.(a)                              4.38         2/25/2016         4,236
       676   Santander Drive Auto Receivables Trust(a)                1.48         5/15/2017           676
     3,335   SLM Student Loan Trust                                   0.79(d)     10/25/2038         2,943
     8,494   SLM Student Loan Trust                                   0.47(d)      1/25/2041         7,530
     2,185   Wheels SPV, LLC(a)                                       1.19         3/20/2021         2,190
     2,000   Wheels SPV, LLC(a)                                       1.53         3/20/2021         2,017
                                                                                                ----------
                                                                                                   138,090
                                                                                                ----------
             Total Asset-Backed Securities (cost: $134,085)                                        138,090
                                                                                                ----------
             COMMERCIAL MORTGAGE SECURITIES (10.0%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.2%)
     5,125   Banc of America Commercial Mortgage, Inc.                5.29        11/10/2042         5,350
     5,000   Banc of America Commercial Mortgage, Inc.                5.85         7/10/2044         5,221
     3,961   Banc of America Commercial Mortgage, Inc.                5.72         5/10/2045         4,068
     7,000   Banc of America Commercial Mortgage, Inc.                5.15        10/10/2045         7,401
     3,782   Bear Stearns Commercial Mortgage Securities, Inc.        5.44         3/11/2039         3,824
     8,000   Bear Stearns Commercial Mortgage Securities, Inc.        4.99         9/11/2042         8,366
    12,000   Commercial Mortgage Trust                                5.12         6/10/2044        12,619
     8,765   Commercial Mortgage Trust                                5.22         7/15/2044         9,125
     8,600   Commercial Mortgage Trust                                3.25        10/15/2045         8,318
     5,425   Commercial Mortgage Trust(a)                             3.42        10/15/2045         5,323
     6,000   Commercial Mortgage Trust                                2.77        12/10/2045         5,703
     4,000   Commercial Mortgage Trust                                3.61         6/10/2046         4,033
    10,000   Commercial Mortgage Trust                                5.35        12/10/2046        10,955
     3,000   Credit Suisse Commercial Mortgage Trust                  5.47         2/15/2039         3,209
     6,750   Credit Suisse First Boston Mortgage Securities Corp.     0.41         4/15/2037         6,228
     8,700   Credit Suisse First Boston Mortgage Securities Corp.     5.10         8/15/2038         9,166
     8,385   Credit Suisse First Boston Mortgage Securities Corp.     5.23        12/15/2040         8,865
     5,000   GE Capital Commercial Mortgage Corp.                     5.28         3/10/2044         4,839
     1,306   GE Capital Commercial Mortgage Corp.                     5.28         3/10/2044         1,305
     4,000   GE Capital Commercial Mortgage Corp.                     5.07         7/10/2045         4,237
     7,000   GMAC Commercial Mortgage Securities Inc.                 5.29        11/10/2045         7,417
    13,500   GS Mortgage Securities Corp. II                          5.62         4/10/2038        14,626
     1,000   GS Mortgage Securities Corp. II                          5.53         8/10/2038         1,016
     3,000   GS Mortgage Securities Corp. II                          5.82         8/10/2038         2,991
    10,264   GS Mortgage Securities Corp. II                          4.78         7/10/2039        10,512
     6,000   GS Mortgage Securities Corp. II                          3.21         5/10/2045         6,247
     5,000   GS Mortgage Securities Corp. II                          3.38         5/10/2045         5,066
     5,000   GS Mortgage Securities Trust                             3.28         2/10/2046         4,833

================================================================================

30  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 5,000   GS Mortgage Securities Trust(a)                          3.68%        2/10/2046    $    4,790
     5,000   GS Mortgage Securities Trust                             4.24         8/10/2046         5,274
     5,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.84         7/15/2042         5,205
     6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.00        10/15/2042         6,352
     6,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.04        10/15/2042         6,192
     3,567   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.49         4/15/2043         3,657
     2,824   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.81         6/12/2043         3,048
    15,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(a)                                    5.51        11/15/2043        16,608
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.24        12/15/2044        10,655
     3,761   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.86         4/15/2045         3,897
     5,697   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.82         5/15/2045         6,010
     4,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       5.48         5/15/2045         4,206
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.27         6/15/2045        10,458
       973   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.(a)                                    1.87         2/15/2046           976
       221   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                       4.63         3/15/2046           221
    10,000   J.P. Morgan Chase Commercial Mortgage
               Securities Trust                                       5.37         5/15/2047        10,595
     7,179   LB-UBS Commercial Mortgage Trust                         4.95         9/15/2030         7,481
     5,000   LB-UBS Commercial Mortgage Trust                         5.38        11/15/2038         5,423
     3,707   LB-UBS Commercial Mortgage Trust                         5.34         9/15/2039         3,864
     9,450   LB-UBS Commercial Mortgage Trust                         5.32        11/15/2040         9,996
     2,538   Merrill Lynch Mortgage Trust                             5.02         7/12/2038         2,587
    10,643   Merrill Lynch Mortgage Trust                             5.14         7/12/2038        11,077
     3,105   Morgan Stanley Capital I, Inc.                           5.80         8/12/2041         3,188
     4,638   Morgan Stanley Capital I, Inc.                           5.17         1/14/2042         4,751
     8,499   Morgan Stanley Capital I, Inc.                           5.37        12/15/2043         9,306
         7   Morgan Stanley Capital I, Inc.                           4.85         6/12/2047             7
     2,010   Morgan Stanley Capital I, Inc.                           5.17        10/12/2052         2,039
     5,000   Timberstar Trust(a)                                      5.88        10/15/2036         5,399
     8,000   UBS Commercial Mortgage Trust                            4.17         5/10/2045         8,252
    15,000   UBS Commercial Mortgage Trust                            4.82         5/10/2045        15,685

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 9,963   Wachovia Bank Commercial Mortgage Trust                  5.08%        3/15/2042    $   10,254
     2,227   Wachovia Bank Commercial Mortgage Trust                  4.81         4/15/2042         2,268
       651   Wachovia Bank Commercial Mortgage Trust                  5.58         3/15/2045           653
     4,850   Wachovia Bank Commercial Mortgage Trust                  5.57        10/15/2048         5,313
     5,000   WF-RBS Commercial Mortgage Trust                         3.35         5/15/2045         4,836
    10,000   WF-RBS Commercial Mortgage Trust                         4.09         6/15/2045        10,321
    20,000   WF-RBS Commercial Mortgage Trust                         3.65        12/15/2046        20,773
                                                                                                ----------
                                                                                                   422,480
                                                                                                ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    49,375   Commercial Mortgage Pass-Through Certificates,
               acquired 5/22/2012; cost $6,844(f)                     2.23         5/15/2045         5,895
    73,719   Commercial Mortgage Trust, acquired 11/06/2012;
               cost $9,882(f)                                         2.00        10/15/2045         8,534
    40,009   GS Mortgage Securities Corp. II, acquired 5/18/2012;
               cost $6,113(f)                                         2.59         5/10/2045         5,155
   190,667   GS Mortgage Securities Trust XI, acquired 6/27/2013;
               cost $4,998(a),(f)                                     0.21         5/03/2032         4,946
    63,581   UBS Commercial Mortgage Trust, acquired 9/26/2012;
               cost $9,795(a),(f)                                     2.33         5/10/2045         8,267
    35,400   WF Commercial Mortgage Trust, acquired 9/21/2012;
               cost $4,911(a),(f)                                     2.13        10/15/2045         4,165
                                                                                                ----------
                                                                                                    36,962
                                                                                                ----------
             Total Commercial Mortgage Securities (cost: $442,289)                                 459,442
                                                                                                ----------

             U.S. GOVERNMENT AGENCY ISSUES (3.7%)(j)
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
    98,808   Freddie Mac(+)                                           1.05        11/25/2022         7,102
    72,259   Freddie Mac(+)                                           0.90        10/25/2022         4,430
    75,245   Freddie Mac(+)                                           1.51         6/25/2022         7,419
    98,846   Freddie Mac(+)                                           1.47         5/25/2022         9,337
    63,113   Freddie Mac(+)                                           1.46         1/25/2022         5,545
    70,795   Freddie Mac(+)                                           1.54         3/25/2019         4,805
    74,344   Freddie Mac(+)                                           1.59        10/25/2018         4,891
                                                                                                ----------
                                                                                                    43,529
                                                                                                ----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (2.5%)
    18,312   Fannie Mae(+)                                            2.50         2/01/2028        18,422
     4,455   Fannie Mae(+)                                            5.00         6/01/2033         4,891
     1,927   Fannie Mae(+)                                            5.50         7/01/2021         2,112
     4,936   Fannie Mae(+)                                            5.50         9/01/2035         5,452
     2,139   Fannie Mae(+)                                            5.50        10/01/2035         2,374
     1,114   Fannie Mae(+)                                            5.50         1/01/2036         1,227
     2,748   Fannie Mae(+)                                            5.50         4/01/2036         3,031
     2,518   Fannie Mae(+)                                            5.50         2/01/2037         2,778

================================================================================

32  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $ 2,573   Fannie Mae(+)                                            5.50%        3/01/2037    $    2,829
     1,479   Fannie Mae(+)                                            5.50        11/01/2037         1,629
     4,934   Fannie Mae(+)                                            5.50         5/01/2038         5,432
     2,889   Fannie Mae(+)                                            6.00         5/01/2036         3,200
     1,873   Fannie Mae(+)                                            6.00         6/01/2036         2,079
     2,944   Fannie Mae(+)                                            6.00         8/01/2037         3,255
       569   Fannie Mae(+)                                            6.50         4/01/2031           641
         7   Fannie Mae(+)                                            6.50         7/01/2031             8
     1,013   Fannie Mae(+)                                            6.50         3/01/2032         1,138
        25   Fannie Mae(+)                                            7.00        10/01/2022            28
        13   Fannie Mae(+)                                            7.00         3/01/2023            14
        40   Fannie Mae(+)                                            7.00         4/01/2023            41
    18,200   Freddie Mac(+)                                           3.50         5/01/2042        18,473
       883   Freddie Mac(+)                                           5.00         6/01/2020           950
     2,074   Freddie Mac(+)                                           5.00         1/01/2021         2,224
     2,534   Freddie Mac(+)                                           5.50        11/01/2020         2,772
       560   Freddie Mac(+)                                           5.50        12/01/2020           599
     1,975   Freddie Mac(+)                                           5.50        12/01/2035         2,184
     1,318   Freddie Mac(+)                                           5.50         4/01/2036         1,445
     5,729   Government National Mortgage Assn. I                     5.00         8/15/2033         6,394
       113   Government National Mortgage Assn. I                     6.00         8/15/2028           126
       288   Government National Mortgage Assn. I                     6.00         9/15/2028           322
       353   Government National Mortgage Assn. I                     6.00         9/15/2028           396
     2,624   Government National Mortgage Assn. I                     6.00         9/15/2028         2,994
       649   Government National Mortgage Assn. I                     6.00        10/15/2028           740
       321   Government National Mortgage Assn. I                     6.00         1/15/2029           361
       163   Government National Mortgage Assn. I                     6.00         1/15/2029           182
        48   Government National Mortgage Assn. I                     6.00         1/15/2029            53
       487   Government National Mortgage Assn. I                     6.00         1/15/2033           562
        19   Government National Mortgage Assn. I                     6.50         6/15/2023            21
       222   Government National Mortgage Assn. I                     6.50         7/15/2023           250
        12   Government National Mortgage Assn. I                     6.50         7/15/2023            13
        71   Government National Mortgage Assn. I                     6.50         9/15/2023            80
       238   Government National Mortgage Assn. I                     6.50        10/15/2023           268
        33   Government National Mortgage Assn. I                     6.50        10/15/2023            37
       224   Government National Mortgage Assn. I                     6.50        10/15/2023           253
       416   Government National Mortgage Assn. I                     6.50        12/15/2023           467
       233   Government National Mortgage Assn. I                     6.50        12/15/2023           261
        90   Government National Mortgage Assn. I                     6.50         1/15/2024           101
       205   Government National Mortgage Assn. I                     6.50         2/15/2024           230
        88   Government National Mortgage Assn. I                     6.50         4/15/2026            99
       476   Government National Mortgage Assn. I                     6.50         5/15/2028           538
       770   Government National Mortgage Assn. I                     6.50        10/15/2031           866
        72   Government National Mortgage Assn. I                     7.00         5/15/2023            79

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $    59   Government National Mortgage Assn. I                     7.00%        5/15/2023    $       67
        58   Government National Mortgage Assn. I                     7.00         5/15/2023            64
        47   Government National Mortgage Assn. I                     7.00         5/15/2023            52
       165   Government National Mortgage Assn. I                     7.00         6/15/2023           183
       128   Government National Mortgage Assn. I                     7.00         6/15/2023           141
       162   Government National Mortgage Assn. I                     7.00         8/15/2023           177
        30   Government National Mortgage Assn. I                     7.00         8/15/2023            32
       177   Government National Mortgage Assn. I                     7.00         8/15/2023           193
        41   Government National Mortgage Assn. I                     7.00         8/15/2023            45
        97   Government National Mortgage Assn. I                     7.00         9/15/2023           105
        45   Government National Mortgage Assn. I                     7.00         1/15/2026            53
        31   Government National Mortgage Assn. I                     7.00         3/15/2026            35
        15   Government National Mortgage Assn. I                     7.00         3/15/2026            17
       318   Government National Mortgage Assn. I                     7.00        10/15/2027           372
       423   Government National Mortgage Assn. I                     7.00         6/15/2029           479
       198   Government National Mortgage Assn. I                     7.00         6/15/2029           223
        23   Government National Mortgage Assn. I                     7.00         7/15/2029            23
       374   Government National Mortgage Assn. I                     7.00         8/15/2031           449
       161   Government National Mortgage Assn. I                     7.00         7/15/2032           184
       204   Government National Mortgage Assn. I                     7.50         7/15/2023           228
       228   Government National Mortgage Assn. I                     7.50         6/15/2026           258
       138   Government National Mortgage Assn. I                     7.50         6/15/2026           157
       143   Government National Mortgage Assn. I                     7.50         7/15/2026           160
       203   Government National Mortgage Assn. I                     7.50         5/15/2027           232
       240   Government National Mortgage Assn. I                     7.50         2/15/2028           286
       210   Government National Mortgage Assn. I                     7.50        12/15/2028           251
       178   Government National Mortgage Assn. I                     7.50         8/15/2029           202
     1,104   Government National Mortgage Assn. II                    5.50         4/20/2033         1,227
     1,046   Government National Mortgage Assn. II                    6.00         8/20/2032         1,172
       753   Government National Mortgage Assn. II                    6.00         9/20/2032           843
       331   Government National Mortgage Assn. II                    6.50         8/20/2031           390
                                                                                                ----------
                                                                                                   113,221
                                                                                                ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    10,000   Totem Ocean Trailer Express, Inc., Title XI              6.37         4/15/2028        11,335
                                                                                                ----------
             Total U.S. Government Agency Issues (cost: $159,190)                                  168,085
                                                                                                ----------

             U.S. TREASURY SECURITIES (10.6%)

             BONDS (2.1%)
    40,000   2.75%, 8/15/2042                                                                       33,722
    10,000   2.75%, 11/15/2042                                                                       8,412
    30,000   3.88%, 8/15/2040                                                                       31,666
    20,000   4.25%, 11/15/2040                                                                      22,444
                                                                                                ----------
                                                                                                    96,244
                                                                                                ----------

================================================================================

34  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             INFLATION-INDEXED NOTES (1.4%)
   $55,644   2.38%, 1/15/2025                                                                   $   66,086
                                                                                                ----------
             NOTES (7.1%)
    20,000   1.63%, 8/15/2022                                                                       18,647
    20,000   1.63%, 11/15/2022                                                                      18,545
    25,000   2.00%, 2/15/2022                                                                       24,279
    10,000   2.00%, 2/15/2023                                                                        9,536
    25,000   2.63%, 8/15/2020                                                                       25,960
    55,000   2.63%, 11/15/2020                                                                      56,979
    15,000   3.38%, 11/15/2019                                                                      16,349
    55,000   3.50%, 5/15/2020                                                                       60,227
    85,000   3.63%, 2/15/2020                                                                       93,789
                                                                                                ----------
                                                                                                   324,311
                                                                                                ----------
             Total U.S. Treasury Securities (cost: $463,343)                                       486,641
                                                                                                ----------

             MUNICIPAL BONDS (6.1%)

             AIRPORT/PORT (1.4%)
    17,000   Chicago Midway Airport                                   3.53%        1/01/2041(k)     17,740
     5,000   Chicago O'Hare International Airport                     5.00         1/01/2021         5,619
    12,570   Dallas-Fort Worth International Airport Facilities       4.00        11/01/2021        13,157
     2,265   Dallas-Fort Worth International Airport Facilities       4.44        11/01/2021         2,366
     5,000   Port of Oakland                                          4.50         5/01/2030         5,025
    11,700   Port of Oakland                                          4.50         5/01/2032        11,478
     2,385   Port of Seattle                                          3.00         8/01/2015         2,473
     4,350   Port of Seattle                                          4.00         8/01/2016         4,694
                                                                                                ----------
             Total Airport/Port                                                                     62,552
                                                                                                ----------
             APPROPRIATED DEBT (0.8%)
     5,600   Brevard County School Board                              1.70         7/01/2017         5,616
     3,250   Jacksonville                                             2.00        10/01/2019         3,208
     3,000   Jacksonville                                             2.37        10/01/2020         2,980
     5,000   Kannapolis Ltd.                                          7.28         3/01/2027         5,224
    10,000   Miami-Dade County School Board                           5.38         5/01/2031        10,877
       850   New Jersey EDA                                           5.18        11/01/2015           864
     6,000   Palm Beach County School Board                           5.40         8/01/2025         6,433
       850   Placentia Yorba Linda USD                                5.40         8/01/2021           918
                                                                                                ----------
                                                                                                    36,120
                                                                                                ----------
             CASINOS & GAMING (0.1%)
      6,363  Mashantucket (Western) Pequot Tribe(a),(l)               7.35        7/01/2026          3,861
                                                                                                ----------
             COMMUNITY SERVICE (0.1%)
      2,750  Art Institute of Chicago                                 3.23        3/01/2022          2,661
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             EDUCATION (0.6%)
   $  2,000  Austin Texas Community College District Public Auth.     6.91%        8/01/2035    $    2,501
      9,520  Indiana State                                            2.13         7/15/2019         9,519
     10,000  New Jersey EDA                                           5.25         9/01/2022        11,519
      2,000  Torrance USD                                             5.52         8/01/2021         2,237
                                                                                                ----------
                                                                                                    25,776
                                                                                                ----------
             ELECTRIC UTILITIES (0.2%)
      5,000  Appling County Dev. Auth                                 2.40(d)      1/01/2038(k)      4,836
      5,000  Burke County Dev. Auth.                                  1.25         1/01/2052(k)      5,033
                                                                                                ----------
                                                                                                     9,869
                                                                                                ----------
             ELECTRIC/GAS UTILITIES (0.6%)
      2,000  Jackson Energy Auth.                                     2.90         4/01/2022         1,919
      2,745  Jackson Energy Auth.                                     3.05         4/01/2023         2,606
      3,915  Jackson Energy Auth.                                     3.20         4/01/2024         3,707
     10,000  Long Island Power Auth.                                  5.25         5/01/2022        10,607
      2,311  Pedernales Electric Cooperative, Inc.(a)                 5.95        11/15/2022         2,649
      4,535  Piedmont Municipal Power Agency                          4.34         1/01/2017         4,602
                                                                                                ----------
                                                                                                    26,090
                                                                                                ----------
             ESCROWED BONDS (0.0%)
      1,000  New Jersey Turnpike Auth. (INS)(PRE)                     4.25         1/01/2016         1,037
                                                                                                ----------
             GENERAL OBLIGATION (0.9%)
      1,250  City and County of Honolulu                              2.51        11/01/2022         1,198
      5,000  City and County of Honolulu                              2.51        11/01/2022         4,782
        900  City and County of Honolulu                              2.81        11/01/2023           851
        730  City and County of Honolulu                              2.91        11/01/2024           678
        680  City and County of Honolulu                              3.06        11/01/2025           632
        775  City and County of Honolulu                              3.16        11/01/2026           720
        625  City and County of Honolulu                              3.26        11/01/2027           582
        690  City and County of Honolulu                              3.36        11/01/2028           637
      1,250  Las Virgenes USD                                         5.54         8/01/2025         1,359
      2,200  Marin County (INS)                                       4.89         8/01/2016         2,397
      1,800  State of Mississippi                                     2.83        12/01/2024         1,720
      2,000  State of Mississippi                                     3.03        12/01/2025         1,904
     10,000  State of Washington                                      5.25         2/01/2036        10,945
     10,000  Town of Stratford                                        5.75         8/15/2030        10,632
                                                                                                ----------
                                                                                                    39,037
                                                                                                ----------
             HOSPITAL (0.2%)
     10,000  Rochester Health Care Facilities                         4.50        11/15/2038(k)     11,423
                                                                                                ----------
             SPECIAL ASSESSMENT/TAX/FEE (0.6%)
      9,000  Colony Local Dev. Corp. (INS)                            4.38        10/01/2033         8,475
      5,000  Maine Municipal Bond Bank                                4.25         6/01/2023         5,182

================================================================================

36  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
   $  5,000  New Jersey Transportation Trust Fund Auth. (INS)         5.25%       12/15/2022    $    5,871
      3,320  New Jersey Transportation Trust Fund Auth.               5.50        12/15/2022         3,963
      5,000  New York City Transitional Finance Auth.                 5.00         2/01/2035         5,345
                                                                                                ----------
                                                                                                    28,836
                                                                                                ----------
             TOLL ROADS (0.2%)
      7,305  New Jersey Turnpike Auth. (INS)                          4.25         1/01/2016         7,576
      3,000  North Texas Tollway Auth.                                5.00         9/01/2031         3,273
                                                                                                ----------
                                                                                                    10,849
                                                                                                ----------
             WATER/SEWER UTILITY (0.4%)
      5,000  Houston Utility System                                   5.00        11/15/2033         5,387
     10,825  New York Municipal Water Finance Auth.                   5.25         6/15/2040        11,486
      2,500  Tohopekaliga Water Auth.                                 5.25        10/01/2036         2,704
                                                                                                ----------
                                                                                                    19,577
                                                                                                ----------
             Total Municipal Bonds (cost: $265,602)                                                277,688
                                                                                                ----------

----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (3.6%)

             COMMON STOCKS (1.5%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.1%)
     40,000  Kimberly-Clark Corp.                                                                    4,375
                                                                                                ----------
             ENERGY (0.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
     41,780  Chevron Corp.                                                                           4,664
     80,000  Royal Dutch Shell plc ADR                                                               5,528
                                                                                                ----------
                                                                                                    10,192
                                                                                                ----------
             Total Energy                                                                           10,192
                                                                                                ----------
             FINANCIALS (0.5%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
     50,000  Bank of Montreal                                                                        3,054
     50,000  Canadian Imperial Bank of Commerce                                                      3,886
                                                                                                ----------
                                                                                                     6,940
                                                                                                ----------
             REITs - MORTGAGE (0.2%)
     89,000  American Capital Agency Corp.                                                           1,864
    419,700  MFA Financial, Inc.                                                                     3,060
    314,400  Two Harbors Investment Corp.                                                            3,091
                                                                                                ----------
                                                                                                     8,015
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

----------------------------------------------------------------------------------------------------------
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (0.1%)
    400,000  People's United Financial, Inc.                                                    $    5,684
                                                                                                ----------
             Total Financials                                                                       20,639
                                                                                                ----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
    119,300  Merck & Co., Inc.                                                                       6,319
                                                                                                ----------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
    150,000  General Electric Co.                                                                    3,769
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
    125,000  Intel Corp.                                                                             3,068
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    128,050  AT&T, Inc.                                                                              4,267
     21,000  Verizon Communications, Inc.                                                            1,008
                                                                                                ----------
                                                                                                     5,275
                                                                                                ----------
             Total Telecommunication Services                                                        5,275
                                                                                                ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    130,000  Southern Co.                                                                            5,361
                                                                                                ----------
             MULTI-UTILITIES (0.2%)
    200,000  CMS Energy Corp.                                                                        5,558
     15,200  Dominion Resources, Inc.                                                                1,032
     30,400  NiSource, Inc.                                                                          1,045
                                                                                                ----------
                                                                                                     7,635
                                                                                                ----------
             Total Utilities                                                                        12,996
                                                                                                ----------
             Total Common Stocks (cost: $55,706)                                                    66,633
                                                                                                ----------

             PREFERRED STOCKS (2.1%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
    200,000  CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                            5,740
    172,520  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)             18,772
                                                                                                ----------
                                                                                                    24,512
                                                                                                ----------
             Total Consumer Staples                                                                 24,512
                                                                                                ----------

================================================================================

38  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                                                               VALUE
$(000)/SHARES SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              FINANCIALS (1.4%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     $5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                    $    5,200
                                                                                                ----------
              REGIONAL BANKS (0.2%)
     10,800   M&T Bank Corp., 6.38%, cumulative
                redeemable, perpetual                                                               10,362
                                                                                                ----------
              REITs - INDUSTRIAL (0.5%)
    344,500   ProLogis, Inc., Series Q, 8.54%, cumulative
                redeemable, perpetual                                                               19,637
                                                                                                ----------
              REITs - OFFICE (0.1%)
    200,000   CommonWealth REIT, Series E, 7.25%, cumulative
                redeemable, perpetual                                                                4,560
                                                                                                ----------
              REITs - RESIDENTIAL (0.5%)
    142,500   Equity Residential Properties Trust, depositary shares,
                Series K, 8.29%, cumulative redeemable, perpetual                                    8,532
    250,000   Post Properties, Inc., Series A, 8.50%,
                cumulative redeemable, perpetual                                                    15,063
                                                                                                ----------
                                                                                                    23,595
                                                                                                ----------
              Total Financials                                                                      63,354
                                                                                                ----------
              INDUSTRIALS (0.1%)
              ------------------
              OFFICE SERVICES & SUPPLIES (0.1%)
      3,000   Pitney Bowes International Holdings, Series F, 6.13%,
                cumulative redeemable, perpetual(a)                                                  3,181
                                                                                                ----------
              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
     50,000   Southern California Edison, Series D, 6.50%,
                cumulative redeemable, perpetual                                                     4,925
                                                                                                ----------
              Total Preferred Stocks (cost: $85,886)                                                95,972
                                                                                                ----------
              Total Equity Securities (cost: $141,592)                                             162,605
                                                                                                ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                           MARKET
AMOUNT                                                               COUPON                          VALUE
(000)        SECURITY                                                 RATE         MATURITY          (000)
----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.5%)

             COMMERCIAL PAPER (2.1%)

             ENERGY (0.0%)
             -------------
             OIL & GAS REFINING & MARKETING (0.0%)
   $  2,000  Deer Park Refining LP(a),(m)                             0.30%        2/19/2014    $    2,000
                                                                                                ----------
             FINANCIALS (1.6%)
             -----------------
             ASSET-BACKED FINANCING (1.6%)
      3,000  Govco LLC(a),(m)                                         0.10         2/06/2014         3,000
     35,000  Hannover Funding Co. LLC(a),(m)                          0.15         2/20/2014        34,998
      4,000  Ridgefield Funding Co., LLC(a)                           0.17         2/04/2014         4,000
     30,846  Ridgefield Funding Co. LLC(a)                            0.12         2/10/2014        30,845
                                                                                                ----------
                                                                                                    72,843
                                                                                                ----------
             Total Financials                                                                       72,843
                                                                                                ----------
             INDUSTRIALS (0.5%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
      4,000  Precision Castparts Corp.(a),(m)                         0.09         2/10/2014         4,000
     16,700  Precision Castparts Corp.(a),(m)                         0.11         2/18/2014        16,699
                                                                                                ----------
                                                                                                    20,699
                                                                                                ----------
             Total Industrials                                                                      20,699
                                                                                                ----------
             Total Commercial Paper                                                                 95,542
                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (0.1%)
             FINANCIALS (0.1%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.1%)
      2,000  New York City Housing Dev. Corp.
               (LOC - RBS Citizens, N.A.)                             0.40         3/01/2048         2,000
                                                                                                ----------

----------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.3%)
 14,668,093  State Street Institutional Liquid Reserve Fund, 0.06%(n)                               14,668
                                                                                                ----------
             Total Money Market Instruments (cost: $112,209)                                       112,210
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $4,357,503)                                               $4,569,183
                                                                                                ==========

================================================================================

40  | USAA INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                      VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------
                                                     (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                                 QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                             IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                                    FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                               $      -          $1,784,770         $    -     $1,784,770
  Eurodollar And Yankee Obligations                          -             948,977              -        948,977
  Foreign Government Obligations                             -              30,675              -         30,675
  Asset-Backed Securities                                    -             134,520          3,570        138,090
  Commercial Mortgage Securities                             -             459,442              -        459,442
  U.S. Government Agency Issues                              -             168,085              -        168,085
  U.S. Treasury Securities                             486,641                   -              -        486,641
  Municipal Bonds                                            -             277,688              -        277,688
Equity Securities:
  Common Stocks                                         66,633                   -              -         66,633
  Preferred Stocks                                           -              95,972              -         95,972
Money Market Instruments:
  Commercial Paper                                           -              95,542              -         95,542
  Variable-Rate Demand Notes                                 -               2,000              -          2,000
  Money Market Funds                                    14,668                   -              -         14,668
----------------------------------------------------------------------------------------------------------------
Total                                                 $567,942          $3,997,671         $3,570     $4,569,183
----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                COMMERCIAL
                                                                                  MORTGAGE
                                                                                SECURITIES
------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                         $3,781
Purchases                                                                                -
Sales                                                                                 (220)
Transfers into Level 3                                                                   -
Transfers out of Level 3                                                                 -
Net realized gain (loss) on investments                                                  -
Change in net unrealized appreciation/depreciation on investments                        9
------------------------------------------------------------------------------------------
Balance as of January 31, 2014                                                      $3,570
------------------------------------------------------------------------------------------

For the period of August 1, 2013, through January 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.5% of net assets at January 31, 2014.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

42  | USAA INCOME FUND

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    CAD         Canadian dollars

    EDA         Economic Development Authority

    PRE         Prerefunded to a date prior to maturity

    REIT        Real estate investment trust

    Title XI The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.

    USD         Unified School District

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

================================================================================

44  | USAA INCOME FUND

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

    (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

    (c) At January 31, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2014.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2014, was $36,962,000, which represented 0.8% of the Fund's net assets.

    (g) Security was fair valued at January 31, 2014, by the Manager in accordance with valuation procedures approved by the Board.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

        The total value of all such securities was $13,570,000, which represented 0.3% of net assets of the Fund.

    (h) Currently the issuer is in default with respect to interest and/or principal payments.

    (i) At January 31, 2014, the aggregate market value of securities purchased on a when-issued basis was $10,000,000.

    (j) U.S. government agency issues -- Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

    (k) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

46  | USAA INCOME FUND

================================================================================

    (l) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

    (m) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (n) Rate represents the money market fund annualized seven-day yield at January 31, 2014.

    (o) In U.S. dollars unless otherwise noted.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $4,357,503)             $4,569,183
   Cash                                                                                26
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 7)                                              32
         Nonaffiliated transactions                                                 3,881
      USAA Asset Management Company (Note 6C)                                           2
      Dividends and interest                                                       40,929
      Securities sold                                                                  22
                                                                               ----------
         Total assets                                                           4,614,075
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                         38,892
      Capital shares redeemed                                                       2,554
   Accrued management fees                                                            957
   Accrued transfer agent's fees                                                      116
   Other accrued expenses and payables                                                267
                                                                               ----------
         Total liabilities                                                         42,786
                                                                               ----------
            Net assets applicable to capital shares outstanding                $4,571,289
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $4,363,949
   Overdistribution of net investment income                                      (14,416)
   Accumulated net realized gain on investments                                    10,080
   Net unrealized appreciation of investments                                     211,680
   Net unrealized depreciation of foreign currency translations                        (4)
                                                                               ----------
            Net assets applicable to capital shares outstanding                $4,571,289
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,659,699/202,990 shares outstanding)        $    13.10
                                                                               ==========
      Institutional Shares (net assets of $1,905,568/145,506
         shares outstanding)                                                   $    13.10
                                                                               ==========
      Adviser Shares (net assets of $6,022/460 shares outstanding)             $    13.08
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

48  | USAA INCOME FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $46)                              $  4,528
   Interest                                                                        90,399
                                                                                 --------
      Total income                                                                 94,927
                                                                                 --------
EXPENSES
   Management fees                                                                  6,286
   Administration and servicing fees:
      Fund Shares                                                                   1,994
      Institutional Shares                                                            928
      Adviser Shares                                                                    5
   Transfer agent's fees:
      Fund Shares                                                                   1,982
      Institutional Shares                                                            928
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                    7
   Custody and accounting fees:
      Fund Shares                                                                     233
      Institutional Shares                                                            114
      Adviser Shares                                                                    1
   Postage:
      Fund Shares                                                                      98
      Institutional Shares                                                              4
   Shareholder reporting fees:
      Fund Shares                                                                      60
      Institutional Shares                                                              4
   Trustees' fees                                                                       7
   Registration fees:
      Fund Shares                                                                      29
      Institutional Shares                                                             13
      Adviser Shares                                                                   10
   Professional fees                                                                  110
   Other                                                                               38
                                                                                 --------
         Total expenses                                                            12,851
   Expenses reimbursed:
      Adviser Shares                                                                   (4)
                                                                                 --------
         Net expenses                                                              12,847
                                                                                 --------
NET INVESTMENT INCOME                                                              82,080
                                                                                 --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Unaffiliated transactions                                                     5,494
      Affiliated transactions (Note 8)                                              5,183
      Foreign currency transactions                                                   (16)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                   8,303
      Foreign currency translations                                                    (5)
                                                                                 --------
         Net realized and unrealized gain                                          18,959
                                                                                 --------
   Increase in net assets resulting from operations                              $101,039
                                                                                 ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2014 (unaudited), and year ended
July 31, 2013

--------------------------------------------------------------------------------

                                                                      1/31/2014        7/31/2013
-------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $   82,080       $  159,426
   Net realized gain on investments                                      10,677           19,596
   Net realized loss on foreign currency transactions                       (16)             (11)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                         8,303         (126,480)
      Foreign currency translations                                          (5)               1
                                                                     ---------------------------
      Increase in net assets resulting from operations                  101,039           52,532
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                       (56,962)        (102,045)
      Institutional Shares                                              (41,107)         (57,681)
      Adviser Shares                                                       (120)            (198)
                                                                     ---------------------------
         Total distributions of net investment income                   (98,189)        (159,924)
                                                                     ---------------------------
   Net realized gains:
      Fund Shares                                                          (877)          (6,912)
      Institutional Shares                                                 (614)          (4,032)
      Adviser Shares                                                         (2)             (15)
                                                                     ---------------------------
         Total distributions of net realized gains                       (1,493)         (10,959)
                                                                     ---------------------------
      Distributions to shareholders                                     (99,682)        (170,883)
                                                                     ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                             (188)        (848,602)
   Institutional Shares                                                  57,331        1,217,909
   Adviser Shares                                                           148              151
                                                                     ---------------------------
      Total net increase in net assets from capital
         share transactions                                              57,291          369,458
                                                                     ---------------------------
   Net increase in net assets                                            58,648          251,107
NET ASSETS
   Beginning of period                                                4,512,641        4,261,534
                                                                     ---------------------------
   End of period                                                     $4,571,289       $4,512,641
                                                                     ===========================
Accumulated undistributed (overdistribution of) net
   investment income:
   End of period                                                     $  (14,416)      $    1,693
                                                                     ===========================

See accompanying notes to financial statements.

================================================================================

50  | USAA INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek maximum current income without undue risk to principal.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted

================================================================================

52  | USAA INCOME FUND

================================================================================

        bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

        faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all preferred stocks, which are valued based on methods discussed in Note 1A2, certain bonds, which are valued based on methods discussed in
    Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

================================================================================

54  | USAA INCOME FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of January 31, 2014, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $10,000,000, of which all were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2014, there were no custodian and other bank credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

56  | USAA INCOME FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2014, the Fund paid CAPCO facility fees of $12,000, which represents 7.1% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2014.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year end of July 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2013, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2014, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2014, were $380,017,000 and $348,542,000, respectively.

As of January 31, 2014, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2014, were $259,282,000 and $47,602,000, respectively, resulting in net unrealized appreciation of $211,680,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

58  | USAA INCOME FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

                                         SIX-MONTH
                                       PERIOD ENDED               YEAR ENDED
                                     JANUARY 31, 2014            JULY 31, 2013
----------------------------------------------------------------------------------
                                    SHARES       AMOUNT      SHARES         AMOUNT
                                   -----------------------------------------------
FUND SHARES:
Shares sold                         17,390    $ 226,913      44,481    $   599,445
Shares issued from reinvested
 dividends                           4,131       53,871       7,496        100,726
Shares redeemed                    (21,551)    (280,972)   (114,820)    (1,548,773)
                                   -----------------------------------------------
Net decrease from
 capital share transactions            (30)   $    (188)    (62,843)   $  (848,602)
                                   ===============================================
INSTITUTIONAL SHARES:
Shares sold                         17,332    $ 226,003     118,906    $ 1,603,716
Shares issued from
 reinvested dividends                3,125       40,748       4,537         60,881
Shares redeemed                    (16,069)    (209,420)    (33,364)      (446,688)
                                   -----------------------------------------------
Net increase from
 capital share transactions          4,388    $  57,331      90,079    $ 1,217,909
                                   ===============================================
ADVISER SHARES:
Shares sold                             20    $     264          43           $584
Shares issued from reinvested
 dividends                               1           18           3             32
Shares redeemed                        (10)        (134)        (35)          (465)
                                   -----------------------------------------------
Net increase from
 capital share transactions             11    $     148          11    $       151
                                   ===============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

    (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. For the six-month period ended January 31, 2014, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                 ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                   AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
---------------------------------------------------------------------------------
+/-0.20% to 0.50%                      +/-0.04%
+/-0.51% to 1.00%                      +/-0.05%
+/-1.01% and greater                   +/-0.06%

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point (0.01%). Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

================================================================================

60  | USAA INCOME FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2014, the Fund incurred total management fees, paid or payable to the Manager, of $6,286,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $636,000, $225,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.05%, 0.02%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,994,000, $928,000, and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2014, the Fund reimbursed the Manager $62,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2014, to limit the total annual operating expenses of the Adviser Shares to 0.90% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

    will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2014, the Adviser Shares incurred reimbursable expenses of $4,000, of which $2,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended January 31, 2014, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,982,000, $928,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2014, the Adviser Shares incurred distribution and service (12b-1) fees of $7,000.

================================================================================

62  | USAA INCOME FUND

================================================================================

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 17 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of January 31, 2014, the Fund recorded a receivable for capital shares sold of $32,000 for the USAA fund-of-funds' purchases of Institutional Shares. As of January 31, 2014, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                              OWNERSHIP %
-----------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                    0.6
USAA Target Retirement Income Fund                                    0.9
USAA Target Retirement 2020 Fund                                      1.4
USAA Target Retirement 2030 Fund                                      1.6
USAA Target Retirement 2040 Fund                                      0.9
USAA Target Retirement 2050 Fund                                      0.1
USAA Target Retirement 2060 Fund                                      0.0*

*Represents less than 0.1%

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2014, USAA and its affiliates owned 387,000 shares which represents 84.1% of the Adviser Shares and 0.1% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2014, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                             NET REALIZED
                                                 COST TO     GAIN (LOSS)
SELLER                        PURCHASER         PURCHASER      TO SELLER
-------------------------------------------------------------------------
USAA Income Fund         USAA Short-Term
                           Bond Fund           $54,469,000    $5,183,000
USAA Short-Term
  Bond Fund              USAA Income Fund        5,251,000       148,000
USAA High Income Fund    USAA Income Fund       11,614,000       922,000

================================================================================

64  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                              YEAR ENDED JULY 31,
                              ------------------------------------------------------------------------------------------
                                    2014            2013            2012            2011            2010            2009
                              ------------------------------------------------------------------------------------------
Net asset value at
 beginning of period          $    13.10      $    13.43      $    13.05      $    12.78      $    11.86      $    11.81
                              ------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
   income                            .24             .49             .49             .52             .59             .64
 Net realized and
   unrealized gain (loss)            .04            (.32)            .38             .27             .92             .05
                              ------------------------------------------------------------------------------------------
Total from investment
 operations                          .28             .17             .87             .79            1.51             .69
                              ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income              (.28)           (.47)           (.49)           (.52)           (.59)           (.64)
 Realized capital gains             (.00)(d)        (.03)              -               -               -               -
                              ------------------------------------------------------------------------------------------
Total distributions                 (.28)           (.50)           (.49)           (.52)           (.59)           (.64)
                              ------------------------------------------------------------------------------------------
Net asset value at end
 of period                    $    13.10      $    13.10      $    13.43      $    13.05      $    12.78      $    11.86
                              ==========================================================================================

Total return (%)*                   2.22            1.30            6.85            6.34           13.00(b)         6.38
Net assets at end
 of period (000)              $2,659,699      $2,659,263      $3,570,505      $3,144,378      $2,628,381      $2,080,994
Ratios to average
 net assets:**
 Expenses (%)(a)                     .63(c)          .58             .59             .61             .63(b)          .65
 Net investment
   income (%)                       3.57(c)         3.53            3.75            4.09            4.80            5.76
Portfolio turnover (%)                 8              24              19              19              12              17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $2,637,501,000.
(a) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $419,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by 0.02%. This decrease is excluded from the expense ratios in the Financial Highlights table.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH                                                              PERIOD
                                   PERIOD ENDED                                                            ENDED
                                    JANUARY 31,                    YEAR ENDED JULY 31,                    JULY 31,
                                   -------------------------------------------------------------------------------
                                         2014           2013         2012         2011         2010        2009***
                                   -------------------------------------------------------------------------------
Net asset value at
 beginning of period               $    13.09     $    13.42     $  13.04     $  12.78     $  11.86     $ 11.83
                                   ----------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                    .25            .48          .51          .56          .62         .67(a)
 Net realized and
  unrealized gain (loss)                  .05           (.29)         .38          .25          .92         .04(a)
                                   ----------------------------------------------------------------------------
Total from investment
  operations                              .30            .19          .89          .81         1.54         .71(a)
                                   ----------------------------------------------------------------------------
Less distributions from:
 Net investment income                   (.29)          (.49)        (.51)        (.55)        (.62)       (.68)
 Realized capital gains                  (.00)(e)       (.03)           -            -            -           -
                                   ----------------------------------------------------------------------------
Total distributions                      (.29)          (.52)        (.51)        (.55)        (.62)       (.68)
                                   ----------------------------------------------------------------------------
Net asset value at end
 of period                         $    13.10     $    13.09     $  13.42     $  13.04     $  12.78     $ 11.86
                                   ============================================================================
Total return (%)*                        2.37           1.42         6.98         6.50        13.27        6.52
Net assets at end
 of period (000)                   $1,905,568     $1,847,503     $685,149     $318,276     $190,659     $59,659
Ratios to average
 net assets:**
 Expenses (%)(c)                          .49(b)         .47          .48          .38(d)       .38(d)      .38(b),(d)
 Net investment
   income (%)                            3.71(b)        3.63         3.81         4.30         4.92        5.99(b)
Portfolio turnover (%)                      8             24           19           19           12          17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $1,840,974,000.
*** Institutional shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Prior to December 1, 2010, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.40% of the Institutional Shares' average net assets.
(e) Represents less than $0.01 per share.

================================================================================

66  | USAA INCOME FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED                              PERIOD ENDED
                                               JANUARY 31,      YEAR ENDED JULY 31,       JULY 31,
                                              ------------------------------------------------------
                                                  2014          2013          2012          2011***
                                              ------------------------------------------------------
Net asset value at beginning of period          $13.08        $13.41        $13.03        $12.77
                                                ------------------------------------------------
Income (loss) from investment operations:
 Net investment income                             .22           .43           .46           .49(a)
 Net realized and unrealized gain (loss)           .05          (.30)          .38           .27(a)
                                                ------------------------------------------------
Total from investment operations                   .27           .13           .84           .76(a)
                                                ------------------------------------------------
Less distributions from:
 Net investment income                            (.27)         (.43)         (.46)         (.50)
 Realized capital gains                           (.00)(d)      (.03)            -             -
                                                ------------------------------------------------
Total distributions                               (.27)         (.46)         (.46)         (.50)
                                                ------------------------------------------------
Net asset value at end of period                $13.08        $13.08        $13.41        $13.03
                                                ================================================
Total return (%)*                                 2.09           .99          6.55          6.05
Net assets at end of period (000)               $6,022        $5,875        $5,880        $5,469
Ratios to average net assets:**
 Expenses (%)(c)                                   .90(b)        .90           .90           .90(b)
 Expenses, excluding reimbursements (%)(c)        1.04(b)       1.08          1.12          1.62(b)
 Net investment income (%)                        3.30(b)       3.21          3.45          3.82(b)
Portfolio turnover (%)                               8            24            19            19

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2014, average net assets were
    $5,906,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

EXPENSE EXAMPLE

January 31, 2014 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2013, through January 31, 2014.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not

================================================================================

68  | USAA INCOME FUND

================================================================================

the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                       BEGINNING                ENDING               DURING PERIOD*
                                     ACCOUNT VALUE           ACCOUNT VALUE          AUGUST 1, 2013 -
                                    AUGUST 1, 2013         JANUARY 31, 2014        JANUARY 31, 2014
                                    ------------------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00               $1,022.20                  $3.21

Hypothetical
 (5% return before expenses)            1,000.00                1,022.03                   3.21

INSTITUTIONAL SHARES
Actual                                  1,000.00                1,023.70                   2.50

Hypothetical
 (5% return before expenses)            1,000.00                1,022.74                   2.50

ADVISER SHARES
Actual                                  1,000.00                1,020.90                   4.58

Hypothetical
 (5% return before expenses)            1,000.00                1,020.67                   4.58

 * Expenses are equal to the annualized expense ratio of 0.63% for Fund Shares, 0.49% for Institutional Shares, and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.22% for Fund Shares, 2.37% for Institutional Shares, and 2.09% for Adviser Shares for the six-month period of August 1, 2013, through January 31, 2014.

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Paul L. McNamara
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on usaa.com select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    23424-0314                               (C)2014, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2014

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    03/31/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    03/31/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    03/31/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.